[UBS GLOBAL ASSET MANAGEMENT LOGO]

    The UBS Funds

        UBS U.S. Bond Fund
        UBS High Yield Fund
        UBS U.S. Balanced Fund
        UBS U.S. Equity Fund
        UBS U.S. Value Equity Fund
        UBS U.S. Large Cap Growth Fund
        UBS U.S. Small Cap Equity Fund
        UBS U.S. Small Cap Growth Fund
        UBS U.S. Real Estate Equity Fund
        UBS Global Allocation Fund
        UBS Global Equity Fund
        UBS Global Bond Fund
        UBS International Equity Fund
     Prospectus
     September 30, 2002
     (as revised July 2, 2003)

      This prospectus offers Class A, Class B, Class C and Class Y shares in the thirteen Funds listed above. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

The UBS Funds
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Contents

THE UBS FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS

                                                       PAGE
     UBS U.S. Bond Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  4
           Performance............................  6
           Expenses and Fee Tables................  8
     UBS High Yield Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  9
           Performance............................  11
           Expenses and Fee Tables................  13
     UBS U.S. Balanced Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  15
           Performance............................  17
           Expenses and Fee Tables................  19
     UBS U.S. Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  21
           Performance............................  22
           Expenses and Fee Tables................  24
     UBS U.S. Value Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  26
           Performance............................  27
           Expenses and Fee Tables................  28
     UBS U.S. Large Cap Growth Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  30
           Performance............................  31
           Expenses and Fee Tables................  33
     UBS U.S. Small Cap Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  35
           Performance............................  36
           Expenses and Fee Tables................  37
     UBS U.S. Small Cap Growth Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  39
           Performance............................  40
           Expenses and Fee Tables................  42

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                                                       PAGE
     UBS U.S. Real Estate Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  44
           Performance............................  46
           Expenses and Fee Tables................  47
     UBS Global Allocation Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  49
           Performance............................  51
           Expenses and Fee Tables................  53
     UBS Global Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  55
           Performance............................  56
           Expenses and Fee Tables................  58
     UBS Global Bond Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  60
           Performance............................  62
           Expenses and Fee Tables................  64
     UBS International Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  66
           Performance............................  67
           Expenses and Fee Tables................  69

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  71
     --Flexible Pricing
     --Buying Shares
     --Selling Shares
     --Exchanging Shares
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS
     Management...................................  81
     Dividends and Taxes..........................  83
     Supplemental Investment Advisor Performance
     Information..................................  84
     Financial Highlights.........................  108
     Where to learn more about the Funds..........  Back Cover

          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

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UBS Global Asset Management                                                    3

UBS U.S. Bond Fund
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Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed income securities may include debt securities of the U.S. government, its agencies and instrumentalities, debt securities of U.S. corporations, mortgage-backed securities and asset-backed securities. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The Fund generally invests in investment-grade fixed income securities. Investment-grade fixed income securities possess a minimum rating of BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors
Service, Inc. ("Moody's") or, if unrated, are determined to be of comparable quality by UBS Global Asset Management (Americas) Inc., the Fund's investment advisor (the "Advisor").

SECURITIES SELECTION

In selecting securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative and quantitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

Depending on market conditions, undervalued securities may be found in different sectors and with different durations. Therefore, all investment decisions are interrelated and made using ongoing sector, security and duration research.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

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4                                                    UBS Global Asset Management

UBS U.S. Bond Fund
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PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

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UBS Global Asset Management                                                    5

UBS U.S. Bond Fund
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Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1996                  3.53%
1997                  9.64%
1998                  8.37%
1999                 -1.04%
2000                 10.82%
2001                  8.42%

Total Return January 1 to June 30, 2002: 3.57%
Best quarter during calendar years shown: 3rd Quarter 2001: 5.02%
Worst quarter during calendar years shown: 1st Quarter 1996: -2.23%

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UBS U.S. Bond Fund
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AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 8/31/95)            1 YEAR  5 YEAR  LIFE OF CLASS
-----------------------------------  ------  ------  -------------
Return Before Taxes................   8.42%   7.15%         7.08%
Return After Taxes on
  Distributions....................   6.47%   4.65%         4.58%
Return After Taxes on Distributions
  and Sale of Fund Shares..........   5.13%   4.52%         4.46%
Lehman U.S. Aggregate
  Index*(1)(2).....................   8.44%   7.42%         7.28%
Salomon BIG Index*.................   8.52%   7.43%         7.29%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................   3.32%    N/A          5.96%
Lehman U.S. Aggregate
  Index*(1)(2).....................   8.44%    N/A          7.55%
Salomon BIG Index*.................   8.52%    N/A          7.57%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%.
(1) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(2) As of April 1, 2002, the Fund's benchmark index was changed to the Lehman U.S. Aggregate Index from the Salomon Smith Barney Broad Investment Grade
     (BIG) Bond Index because the Lehman U.S. Aggregate Index better reflects the portfolio composition of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

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UBS Global Asset Management                                                    7

UBS U.S. Bond Fund
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Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Maximum Sales Charge (Load) (as a % of offering price)......   4.50%    5.00%    1.75%    None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%     None    1.00%    None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None    5.00%    0.75%    None
Exchange Fee................................................    None     None     None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Management Fees.............................................   0.50%    0.50%    0.50%    0.50%
Distribution and/or Service (12b-1) Fees....................   0.25%    1.00%    0.75%     None
Other Expenses**............................................   0.54%    0.54%    0.44%    0.38%
                                                              ------   ------   ------   ------
Total Annual Fund Operating Expenses........................   1.29%    2.04%    1.69%    0.88%
                                                              ======   ======   ======   ======
Management Fee Waiver/Expense Reimbursements................   0.44%    0.44%    0.34%    0.28%
                                                              ------   ------   ------   ------
Net Expenses***.............................................   0.85%    1.60%    1.35%    0.60%
                                                              ======   ======   ======   ======

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized. Amounts do not include interest expense.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global Asset Management (US) Inc. ("UBS Global AM").
*** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $533      $799      $1,085      $1,900
Class B (assuming sale of all shares at end of period)......      663       897       1,258       1,963
Class B (assuming no sale of shares)........................      163       597       1,058       1,963
Class C (assuming sale of all shares at end of period)......      311       595         977       2,050
Class C (assuming no sale of shares)........................      236       595         977       2,050
Class Y.....................................................       61       253         460       1,059

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8                                                    UBS Global Asset Management

UBS High Yield Fund
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Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide high current income, as well as capital growth when consistent with high current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of higher yielding, lower rated debt securities issued by foreign and domestic companies. Under normal conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) are invested in fixed income securities that provide higher yields and are lower-rated. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Up to 25% of the Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging markets. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's or BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

SECURITIES SELECTION

The Fund will invest in securities that UBS Global Asset Management (New York) Inc., the Fund's sub-advisor (the "Sub-Advisor"), expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. In selecting securities, the Sub-Advisor uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook, may affect industry trends. Against the output of this model, the Sub-Advisor considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

The Sub-Advisor's fixed income strategies combine judgements about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. The Sub-Advisor also determines optimal sector, security and rating weightings based on its assessment of macro and microeconomic factors.

Depending on market conditions, undervalued securities may be found in different sectors. Therefore, all investment decisions are interrelated and made using ongoing sector, security and rating evaluation.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

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UBS Global Asset Management                                                    9

UBS High Yield Fund
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PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

- CREDIT RISK--The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher rated) bonds.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- FOREIGN INVESTING AND EMERGING MARKETS RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

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10                                                   UBS Global Asset Management

UBS High Yield Fund
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Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                  7.76%
1999                  4.85%
2000                 -5.18%
2001                  4.15%

Total Return January 1 to June 30, 2002: -5.32%
Best quarter during calendar years shown: 4th Quarter 2001: 7.36%
Worst quarter during calendar years shown: 3rd Quarter 2001: -4.56%

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UBS Global Asset Management                                                   11

UBS High Yield Fund
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AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 9/30/97)                    1 YEAR      LIFE OF CLASS
----------------------------------------  -------------  -------------
Return Before Taxes.....................           4.15%          3.17%
Return After Taxes on Distributions.....          -2.35%         -1.16%
Return After Taxes on Distributions and
  Sale of Fund Shares...................           2.40%          0.43%
Merrill Lynch High Yield Cash Pay Index*
  (1)...................................           6.20%          2.35%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
----------------------------------------
Return Before Taxes.....................          -0.82%         -0.65%
Merrill Lynch High Yield Cash Pay Index*
  (1)...................................           6.20%          1.25%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%.
(1) The Merrill Lynch High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

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12                                                   UBS Global Asset Management

UBS High Yield Fund
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Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load) (as a % of offering price)......   4.50%     5.00%     1.75%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     0.75%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.60%       0.60%       0.60%       0.60%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       0.75%        None
Other Expenses**............................................      0.49%       0.53%       0.52%       0.50%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.34%       2.13%       1.87%       1.10%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.14%       0.18%       0.17%       0.15%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.20%       1.95%       1.70%       0.95%
                                                               ========    ========    ========    ========

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized. Amounts do not include interest expense.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

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UBS Global Asset Management                                                   13

UBS High Yield Fund
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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $543      $819      $1,115      $1,958
Class B (assuming sale of all shares at end of period)......      673       926       1,305       2,041
Class B (assuming no sale of shares)........................      173       626       1,105       2,041
Class C (assuming sale of all shares at end of period)......      321       642       1,062       2,235
Class C (assuming no sale of shares)........................      246       642       1,062       2,235
Class Y.....................................................       72       310         567       1,304

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14                                                   UBS Global Asset Management

UBS U.S. Balanced Fund
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Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. securities. The Fund will also invest, under normal circumstances, at least 25% of its net assets in fixed income securities and 25% of its net assets in equity securities.

Investments in fixed income securities may include debt securities of the U.S. government, its agencies and instrumentalities, debt securities of U.S. corporations, mortgage-backed securities and asset-backed securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

The Fund is a multi-asset fund and allocates its assets among the major domestic asset classes (U.S. fixed income and U.S. equities) based upon the Advisor's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the Advisor selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Advisor.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect its ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS U.S. Balanced Fund
--------------------------------------------------------------------------

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- MID CAP RISK--The risk that investments in medium size companies may be more volatile than investments in larger companies, as medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- ASSET ALLOCATION RISK--The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS U.S. Balanced Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1995                 25.48%
1996                 11.32%
1997                 13.22%
1998                  9.92%
1999                 -6.95%
2000                 12.49%
2001                  7.72%

Total Return January 1 to June 30, 2002: -3.30%
Best quarter during calendar years shown: 4th Quarter 2001: 8.45%
Worst quarter during calendar years shown: 3rd Quarter 1999: -5.12%

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS U.S. Balanced Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 12/31/94)               1 YEAR      5 YEAR  LIFE OF CLASS
-----------------------------------  --------------  ------  -------------
Return Before Taxes................            7.72%  7.01%        10.07%
Return After Taxes on
  Distributions....................            6.30%  3.77%         6.75%
Return After Taxes on Distributions
  and Sale of Fund Shares..........            4.69%  4.51%         6.95%
Wilshire 5000 Equity Index *(1)....          -10.97%  9.70%        14.80%
Lehman U.S. Aggregate Index
  *(2)(3)..........................            8.44%  7.42%         8.38%
U.S. Balanced Mutual Fund Index
  *(4).............................           -4.02%  9.34%        12.80%
Salomon Smith Barney Broad
  Investment Grade (BIG) Index.....            8.52%  7.43%         8.40%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................            1.53%   N/A          4.59%
Wilshire 5000 Equity Index *(1)....          -10.97%   N/A          6.90%
Lehman U.S. Aggregate Index
  *(2)(3)..........................            8.44%   N/A          7.55%
U.S. Balanced Mutual Fund Index
  *(4).............................           -4.02%   N/A          7.59%
Salomon Smith Barney Broad
  Investment Grade (BIG) Index.....            8.52%   N/A          7.57%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(2) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(3) As of April 1, 2002, the fixed income component of U.S. Balanced Mutual Fund Index was changed to the Lehman U.S. Aggregate Index from the Salomon Smith Barney Broad Investment Grade (BIG) Index because the Lehman U.S. Aggregate Index better reflects the portfolio composition of the fixed income component of the Fund. Assuming the fixed income component of the U.S. Balanced Mutual Fund Index reflected the returns for the Salomon BIG Index for the periods indicated, the returns for the U.S. Balanced Mutual Fund Index were -4.02% for the one year period, 9.34% for the five year period, and 12.80% and 10.81% for the Class Y and Class A life of class periods, respectively.
(4) The U.S. Balanced Mutual Fund Index is an unmanaged index compiled by the Advisor and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Lehman U.S. Aggregate Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS U.S. Balanced Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.70%       0.70%       0.70%       0.70%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.70%       0.79%       0.75%       0.62%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.65%       2.49%       2.45%       1.32%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.60%       0.69%       0.65%       0.52%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.05%       1.80%       1.80%       0.80%
                                                               ========    ========    ========    ========

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized. Amounts do not include interest expense.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS U.S. Balanced Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $651     $  986     $1,344      $2,350
Class B (assuming sale of all shares at end of period)......      683      1,010      1,463       2,375
Class B (assuming no sale of shares)........................      183        710      1,263       2,375
Class C (assuming sale of all shares at end of period)......      381        795      1,335       2,810
Class C (assuming no sale of shares)........................      281        795      1,335       2,810
Class Y.....................................................       82        367        674       1,545

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS U.S. Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the Fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS U.S. Equity Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1995                 40.58%
1996                 25.65%
1997                 24.76%
1998                 18.57%
1999                 -4.05%
2000                  3.23%
2001                  1.87%

Total Return January 1 to June 30, 2002: -7.50%
Best quarter during calendar years shown: 4th Quarter 1998: 16.35% Worst quarter during calendar years shown: 3rd Quarter 1999: -14.25%

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS U.S. Equity Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 2/28/94)                1 YEAR      5 YEAR  LIFE OF CLASS
-----------------------------------  --------------  ------  -------------
Return Before Taxes................            1.87%  8.34%        12.87%
Return After Taxes on
  Distributions....................            0.82%  6.50%        10.99%
Return After Taxes on Distributions
  and Sale of Fund Shares..........            1.96%  6.59%        10.38%
Wilshire 5000 Equity Index* (1)....          -10.97%  9.70%        12.99%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................           -4.02% N/A    3.97%
Wilshire 5000 Equity Index* (1)....          -10.97% N/A    6.90%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS U.S. Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.70%       0.70%       0.70%       0.70%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%     None
Other Expenses**............................................      0.32%       0.37%       0.35%       0.31%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.27%       2.07%       2.05%       1.01%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................        --%       0.02%         --%         --%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.27%       2.05%       2.05%       1.01%
                                                               ========    ========    ========    ========

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for
     Class C shares, and 1.05% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS U.S. Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $651      $910      $1,189      $1,981
Class B (assuming sale of all shares at end of period)......      683       923       1,289       1,984
Class B (assuming no sale of shares)........................      183       623       1,089       1,984
Class C (assuming sale of all shares at end of period)......      381       712       1,170       2,436
Class C (assuming no sale of shares)........................      281       712       1,170       2,436
Class Y.....................................................       82       301         537       1,217

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

Performance

There is no performance information quoted for the Fund as the Fund did not commence investment operations until June 29, 2001 and therefore, does not have a full calendar year of performance information.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%    5.00%    2.00%     None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%     None    1.00%     None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None    5.00%    1.00%     None
Exchange Fee................................................    None     None     None     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Management Fees.............................................   0.70%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1) Fees....................   0.25%     1.00%     1.00%      None
Other Expenses**............................................   2.95%     3.04%     2.96%     2.53%
                                                               -----     -----     -----     -----
Total Annual Fund Operating Expenses........................   3.90%     4.74%     4.66%     3.23%
                                                               =====     =====     =====     =====
Management Fee Waiver/Expense Reimbursements................   2.80%     2.89%     2.81%     2.38%
                                                               -----     -----     -----     -----
Net Expenses***.............................................   1.10%     1.85%     1.85%     0.85%
                                                               =====     =====     =====     =====

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $656     $1,430     $2,222      $4,278
Class B (assuming sale of all shares at end of period)......      688      1,468      2,354       4,315
Class B (assuming no sale of shares)........................      188      1,168      2,154       4,315
Class C (assuming sale of all shares at end of period)......      386      1,241      2,203       4,635
Class C (assuming no sale of shares)........................      286      1,241      2,203       4,635
Class Y.....................................................       87        772      1,481       3,367

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Large capitalization companies are those with a market capitalization of $6 billion or greater at the time of purchase. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in equity securities may include common stock and preferred stock. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

In selecting securities, the Sub-Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Sub-Advisor considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. The Sub-Advisor expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                 24.90%
1999                 32.73%
2000                -16.10%
2001                -22.75%

Total Return January 1 to June 30, 2002: -20.22%
Best quarter during calendar years shown: 4th Quarter 1998: 26.41% Worst quarter during calendar years shown: 3rd Quarter 2001: -20.02%

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 10/14/97)                    1 YEAR      LIFE OF CLASS
----------------------------------------  --------------  -------------
Return Before Taxes.....................          -22.75%          1.58%
Return After Taxes on Distributions.....          -22.84%         -0.12%
Return After Taxes on Distributions and
  Sale of Fund Shares...................          -13.77%          1.15%
Russell 1000 Growth Index* (1)..........          -20.42%          4.51%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
----------------------------------------
Return Before Taxes.....................          -27.35%         -7.01%
Russell 1000 Growth Index* (1)..........          -20.42%         -6.32%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                              CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.70%       0.70%       0.70%       0.70%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      1.64%       1.44%       1.60%       1.52%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      2.59%       3.14%       3.30%       2.22%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      1.54%       1.34%       1.50%       1.42%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.05%       1.80%       1.80%       0.80%
                                                               ========    ========    ========    ========

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $651     $1,172     $1,719      $3,205
Class B (assuming sale of all shares at end of period)......      683      1,143      1,728       3,110
Class B (assuming no sale of shares)........................      183        843      1,528       3,110
Class C (assuming sale of all shares at end of period)......      381        967      1,676       3,558
Class C (assuming no sale of shares)........................      281        967      1,676       3,558
Class Y.....................................................       82        557      1,060       2,443

--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. Small capitalization companies are those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

The Advisor looks for companies with strong and innovative management, good financial controls, increasing market share, diversified product/service offerings, and low market-to-sales ratios relative to similar companies. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- NON-DIVERSIFICATION RISK--The risk that the fund will be more volatile than a diversified Fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   35

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

Performance

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------
36                                                   UBS Global Asset Management

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                              CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      1.00%       1.00%       1.00%       1.00%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.52%       0.54%       0.54%       0.49%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.77%       2.54%       2.54%       1.49%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.37%       0.39%       0.39%       0.34%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.40%       2.15%       2.15%       1.15%
                                                               ========    ========    ========    ========

  *  The fees and expenses are based on estimates.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   37

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS
                                                                ------    -------
Class A.....................................................     $685     $1,043
Class B (assuming sale of all shares at end of period)......      718      1,053
Class B (assuming no sale of shares)........................      218        753
Class C (assuming sale of all shares at end of period)......      416        846
Class C (assuming no sale of shares)........................      316        846
Class Y.....................................................      117        438

  * The Fund has not projected expenses beyond the 3 year period shown because the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------
38                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. Small capitalization companies are those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include common stock and preferred stock. The Fund may invest up to 20% of its net assets in foreign securities. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Sub-Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Sub-Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Sub-Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   39

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                 -6.70%
1999                 41.70%
2000                 22.44%
2001                -10.23%

Total Return January 1 to June 30, 2002: -7.72%
Best quarter during calendar years shown: 4th Quarter 1999: 32.94% Worst quarter during calendar years shown: 3rd Quarter 1998: -23.86%

--------------------------------------------------------------------------------
40                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 9/30/97)                     1 YEAR      LIFE OF CLASS
----------------------------------------  --------------  --------------
Return Before Taxes.....................          -10.23%           7.70%
Return After Taxes on Distributions.....          -11.12%           5.71%
Return After Taxes on Distributions and
  Sale of Fund Shares...................           -5.74%           5.52%
Russell 2000 Growth Index* (1)..........           -9.23%          -1.54%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
----------------------------------------
Return Before Taxes.....................          -15.54%          13.36%
Russell 2000 Growth Index* (1)..........           -9.23%           0.25%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   41

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                              CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      1.00%       1.00%       1.00%       1.00%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.52%       0.54%       0.54%       0.49%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.77%       2.54%       2.54%       1.49%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.37%       0.39%       0.39%       0.34%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.40%       2.15%       2.15%       1.15%
                                                               ========    ========    ========    ========

  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
42                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $685     $1,043     $1,424      $2,490
Class B (assuming sale of all shares at end of period)......      718      1,053      1,516       2,484
Class B (assuming no sale of shares)........................      218        753      1,316       2,484
Class C (assuming sale of all shares at end of period)......      416        846      1,402       2,918
Class C (assuming no sale of shares)........................      316        846      1,402       2,918
Class Y.....................................................      117        438        781       1,750

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   43

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in real estate equity securities of U.S. issuers. These may include real estate investment trusts ("REITs") that own properties or make construction or mortgage loans, real estate developers and companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage service companies. REITs and other real estate securities may be of any market capitalization, including small capitalization (below $2.5 billion). Investments in equity securities may include common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

The Fund is a sector fund, a category of funds created in response to changing market conditions and for the varied and dynamic needs of shareholders. The Fund focuses on the real estate sector, generally a narrower market segment than many other funds, and may be considered a complement to a diversified investment program. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. For each security under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- INDUSTRY CONCENTRATION RISK--The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which the Fund's investments are concentrated. The Fund invests principally in the real estate sector by purchasing securities issued by REITs. There is, therefore, a risk that changes in real estate values or interest rates, along with economic downturns, can have a substantial impact on the Fund's investments. The Fund's portfolio may be more volatile than a Fund with a broader range of investments.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than

--------------------------------------------------------------------------------
44                                                   UBS Global Asset Management

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

  investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   45

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

Performance

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------
46                                                   UBS Global Asset Management

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.90%       0.90%       0.90%       0.90%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.31%       0.31%       0.31%       0.31%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.46%       2.21%       2.21%       1.21%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.16%       0.16%       0.16%       0.16%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.30%       2.05%       2.05%       1.05%
                                                               ========    ========    ========    ========

  *  The fees and expenses are based on estimates.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

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UBS Global Asset Management                                                   47

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS
                                                                ------    -------
Class A.....................................................     $675      $971
Class B (assuming sale of all shares at end of period)......      708       976
Class B (assuming no sale of shares)........................      208       676
Class C (assuming sale of all shares at end of period)......      406       769
Class C (assuming no sale of shares)........................      306       769
Class Y.....................................................      107       368

  * The Fund has not projected expenses beyond the 3 year period shown because the Fund had not commenced investment operations as of the date of this prospectus.

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48                                                   UBS Global Asset Management

UBS Global Allocation Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund (formerly known as UBS Global Balanced Fund) seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity and fixed income securities of issuers located within and outside the U.S. Under normal circumstances, the Fund will allocate its assets between fixed income securities and equity securities.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investments in equity securities may include common stock and preferred stock. The Fund may invest in emerging market issuers by investing in other open-end investment companies advised by the Advisor. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

The Fund is a multi-asset fund, and invests in each of the major asset classes:
U.S. fixed income, U.S. equities, international fixed income, and international equities, based upon the Advisor's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund's portfolio, the Advisor selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the Advisor.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   49

UBS Global Allocation Fund
--------------------------------------------------------------------------

universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- FOREIGN INVESTING AND EMERGING MARKET RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

- ASSET ALLOCATION RISK--The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
50                                                   UBS Global Asset Management

UBS Global Allocation Fund
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Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                 11.15%
1994                 -1.89%
1995                 24.14%
1996                 14.10%
1997                 11.00%
1998                  8.32%
1999                  1.49%
2000                  6.52%
2001                  2.20%

Total Return January 1 to June 30, 2002: 2.10%
Best quarter during calendar years shown: 4th Quarter 2001: 8.58%
Worst quarter during calendar years shown: 3rd Quarter 2001: -5.37%

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   51

UBS Global Allocation Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 8/31/92)                1 YEAR      5 YEAR  LIFE OF CLASS
-----------------------------------  --------------  ------  -------------
Return Before Taxes................            2.20%  5.85%         8.37%
Return After Taxes on
  Distributions....................           -0.19%  3.51%         5.85%
Return After Taxes on Distributions
  and Sale of Fund Shares..........            2.45%  4.04%         5.97%
Wilshire 5000 Equity Index* (1)....
MSCI World Equity (Free) Index*
  (2)..............................          -16.63%  5.55%         9.45%
Salomon Smith Barney World
  Government Bond Index* (3).......           -0.99%  2.16%         4.79%
GSMI Mutual Fund Index* (4)........           -7.50%  6.20%         9.24%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................           -3.68%   N/A          2.91%
Wilshire 5000 Equity Index* (1)....
MSCI World Equity (Free) Index*
  (2)..............................          -16.63%   N/A          2.83%
Salomon Smith Barney World
  Government Bond Index* (3).......           -0.99%   N/A          2.69%
GSMI Mutual Fund Index* (4)........           -7.50%   N/A          4.53%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The Wilshire 5000 Equity Index, a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(2) The MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.
(3) The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.
(4) The Global Securities Markets Index (GSMI) is an unmanaged index compiled by the Advisor. It is currently constructed as follows: 40% Wilshire 5000 Equity Index, 22% MSCI World Ex USA (Free) Index, 21% Salomon Smith Barney Broad Investment Grade (BIG) Bond Index, 9% Salomon Smith Barney WGBI Non-U.S. Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

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52                                                   UBS Global Asset Management

UBS Global Allocation Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None
Redemption Fee (as a percentage of amount redeemed within 90
  days of purchase, if applicable)*.........................   1.00%      None      None     1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.80%       0.80%       0.80%       0.80%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.38%       0.38%       0.38%       0.38%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.43%       2.18%       2.18%       1.18%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.08%       0.08%       0.08%       0.08%
                                                               --------    --------    --------    --------
Net Expenses****............................................      1.35%       2.10%       2.10%       1.10%
                                                               ========    ========    ========    ========

  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
***  Includes an administrative fee of 0.075% paid by the Fund to UBS
     Global AM.
**** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   53

UBS Global Allocation Fund
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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $680      $970      $1,281      $2,162
Class B (assuming sale of all shares at end of period)......      713       974       1,362       2,143
Class B (assuming no sale of shares)........................      213       674       1,162       2,143
Class C (assuming sale of all shares at end of period)......      411       768       1,251       2,582
Class C (assuming no sale of shares)........................      311       768       1,251       2,582
Class Y.....................................................      112       367         641       1,425

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54                                                   UBS Global Asset Management

UBS Global Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock of U.S. and foreign issuers. The Fund may invest in companies of any size. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In the global universe, the Advisor uses a disciplined intrinsic or fundamental value approach that seeks to take advantage of anomalies in markets often created by human over-reactions to both good and bad news. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.

For each security under analysis, a fundamental value is estimated based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers. This fundamental value estimate is a function of the present value of the estimated future cash flows. The resulting fundamental value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- FOREIGN INVESTING AND EMERGING MARKET RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   55

UBS Global Equity Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1995                 21.93%
1996                 17.26%
1997                 10.72%
1998                 14.03%
1999                 12.87%
2000                 -0.08%
2001                 -9.03%

Total Return January 1 to June 30, 2002: -5.11%
Best quarter during calendar years shown: 4th Quarter 1998: 14.25% Worst quarter during calendar years shown: 3rd Quarter 2001: -11.14%

--------------------------------------------------------------------------------
56                                                   UBS Global Asset Management

UBS Global Equity Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 1/31/94)                1 YEAR      5 YEAR  LIFE OF CLASS
-----------------------------------  --------------  ------  -------------
Return Before Taxes................           -9.03%  5.31%         7.48%
Return After Taxes on
  Distributions....................          -10.49%  3.25%         5.38%
Return After Taxes on Distributions
  and Sale of Fund Shares..........           -5.51%  3.83%         5.50%
MSCI World Equity (Free) Index*
  (1)..............................          -16.63%  5.55%         7.64%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................          -14.50%   N/A          1.51%
MSCI World Equity (Free) Index*
  (1)..............................          -16.63%   N/A          2.83%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The MSCI World Equity (Free) Index is a broad-based index that represents the U.S. and developed non-U.S. equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   57

UBS Global Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None
Redemption Fee (as a percentage of amount redeemed within 90
  days of purchase, if applicable)*.........................   1.00%      None      None     1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.75%       0.75%       0.75%       0.75%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.50%       0.53%       0.51%       0.47%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.50%       2.28%       2.26%       1.22%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.25%       0.28%       0.26%       0.22%
Net Expenses****............................................      1.25%       2.00%       2.00%       1.00%
                                                               ========    ========    ========    ========

  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized.
*** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. **** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
58                                                   UBS Global Asset Management

UBS Global Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $670      $985      $1,321      $2,270
Class B (assuming sale of all shares at end of period)......      703       996       1,415       2,266
Class B (assuming no sale of shares)........................      203       696       1,215       2,266
Class C (assuming sale of all shares at end of period)......      401       785       1,295       2,696
Class C (assuming no sale of shares)........................      301       785       1,295       2,696
Class Y.....................................................      102       376         671       1,510

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UBS Global Asset Management                                                   59

UBS Global Bond Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of investment grade global debt securities that may also provide the potential for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities.

While the Fund may invest in debt securities of all types, it expects to emphasize debt securities of government issuers. Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in fixed income securities of any maturity, but generally invests in fixed income securities having an initial maturity of more than one year. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The Advisor determines optimal country and currency weightings based on its assessments of global macroeconomic and political landscapes. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the Advisor.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

Depending on market conditions, undervalued securities may be found in different countries, sectors and with different durations. Therefore, all investment decisions are interrelated and made using ongoing sector, security, duration and country/currency research.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

--------------------------------------------------------------------------------
60                                                   UBS Global Asset Management

UBS Global Bond Fund
--------------------------------------------------------------------------

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

- FOREIGN INVESTING--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

- CREDIT RISK--The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified Fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   61

UBS Global Bond Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table reflect performance information for the Class Y shares of the Fund. Performance information for Class A, Class B and Class C shares is not included because Class A, Class B and Class C shares have not completed one full year of operations.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1994                 -3.49%
1995                 20.32%
1996                  9.30%
1997                  1.63%
1998                 11.98%
1999                 -6.27%
2000                  1.36%
2001                 -1.33%

Total Return January 1 to June 30, 2002: 11.39%
Best quarter during calendar years shown: 3rd Quarter 2001: 7.23%
Worst quarter during calendar years shown: 3rd Quarter 2000: -3.77%

--------------------------------------------------------------------------------
62                                                   UBS Global Asset Management

UBS Global Bond Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 7/31/93)               1 YEAR      5 YEAR  LIFE OF CLASS
-----------------------------------  -------------  ------  -------------
Return Before Taxes................          -1.33%  1.30%         4.13%
Return After Taxes on
  Distributions....................          -1.54%  0.29%         2.04%
Return After Taxes on Distributions
  and Sale of Fund Shares..........          -0.81%  0.57%         2.31%
Salomon Smith Barney World
  Government Bond Index* (1).......          -0.99%  2.16%         4.63%

  *  Does not reflect the deduction of fees, expenses or taxes.
(1) The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed non-U.S. governments, governmental entities and supranationals.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   63

UBS Global Bond Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   4.50%     5.00%     1.75%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     0.75%      None
Exchange Fee................................................    None      None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.75%       0.75%       0.75%       0.75%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       0.75%        None
Other Expenses**............................................      0.57%       0.58%       0.42%       0.42%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.57%       2.33%       1.92%       1.17%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.42%       0.43%       0.27%       0.27%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.15%       1.90%       1.65%       0.90%
                                                               ========    ========    ========    ========

  * The operating expenses shown for each class (except Class C) are based on expenses incurred during the Fund's most recent fiscal year ending
     June 30, 2002. Class C operating expenses are based on estimates. Amounts do not include interest expense.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
64                                                   UBS Global Asset Management

UBS Global Bond Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $562      $884      $1,229      $2,199
Class B (assuming sale of all shares at end of period)......      693       986       1,406       2,268
Class B (assuming no sale of shares)........................      193       686       1,206       2,268
Class C (assuming sale of all shares at end of period)......      366       671       1,102       2,299
Class C (assuming no sale of shares)........................      266       671       1,102       2,299
Class Y.....................................................       92       345         616       1,396

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UBS Global Asset Management                                                   65

UBS International Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-U.S. issuers.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock of issuers located throughout the world. The Fund may invest in stocks of companies of any size. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

The Advisor uses a disciplined intrinsic or fundamental value approach that seeks to take advantage of anomalies in markets often created by human over-reactions to both good and bad news. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.

For each security under analysis, a fundamental value is estimated, based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers. This fundamental value estimate is a function of the present value of the estimated future cash flows. The resulting fundamental value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities of generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
66                                                   UBS Global Asset Management

UBS International Equity Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1994                  0.94%
1995                 15.55%
1996                 12.75%
1997                  5.74%
1998                 14.39%
1999                 19.16%
2000                 -9.09%
2001                -16.99%

Total Return January 1 to June 30, 2002: 0.62%

Best quarter during calendar years shown: 4th Quarter 1998: 17.15% Worst quarter during calendar years shown: 3rd Quarter 1998: -13.66%

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   67

UBS International Equity Fund
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001

CLASS Y SHARES
(INCEPTION DATE: 8/31/93)                1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  -------------
Return Before Taxes................          -16.99%          1.70%          3.95%
Return After Taxes on
  Distributions....................          -20.69%         -0.18%          2.25%
Return After Taxes on Distributions
  and Sale of Fund Shares..........           -7.82%          1.06%          2.79%
MSCI World Ex USA (Free) Index*
  (1)..............................          -21.36%          1.04%          3.57%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................          -21.66%   N/A           -2.53%
MSCI World Ex USA (Free) Index*
  (1)..............................          -21.36%   N/A           -1.20%

  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The MSCI World Ex USA (Free) Index is an unmanaged, market driven broad-based securities index which includes non-U.S. equity markets in terms of capitalization and performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
68                                                   UBS Global Asset Management

UBS International Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     2.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None     1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None
Redemption Fee (as a percentage of amount redeemed within 90
  days of purchase, if applicable)*.........................   1.00%      None      None     1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**

                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.80%       0.80%       0.80%       0.80%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.44%       0.33%       0.47%       0.41%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.49%       2.13%       2.27%       1.21%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.24%       0.13%       0.27%       0.21%
                                                               --------    --------    --------    --------
Net Expenses****............................................      1.25%       2.00%       2.00%       1.00%
                                                               ========    ========    ========    ========

  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. Class B and Class C expense ratios are annualized. Amounts do not include interest expense.
*** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. **** The Advisor has agreed irrevocably to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.00% for each of the Class A, Class B, Class C and Class Y shares, respectively.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   69

UBS International Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $670      $971      $1,293      $2,203
Class B (assuming sale of all shares at end of period)......      703       954       1,332       2,135
Class B (assuming no sale of shares)........................      203       654       1,132       2,135
Class C (assuming sale of all shares at end of period)......      401       777       1,279       2,659
Class C (assuming no sale of shares)........................      301       777       1,279       2,659
Class Y.....................................................      102       363         645       1,447

--------------------------------------------------------------------------------
70                                                   UBS Global Asset Management

The UBS Funds
--------------------------------------------------------------------------

Managing Your Fund Account

FLEXIBLE PRICING

The UBS Funds offer four classes of shares--Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The UBS Funds have adopted separate plans pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Class A shares pay an annual service fee of 0.25% of average net assets, but they pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each Fund are described in the following tables:

CLASS A SALES CHARGES-UBS U.S. Bond Fund, UBS High Yield Fund and UBS Global Bond Fund:

                                                                          REALLOWANCE TO
                                      SALES CHARGE AS A PERCENTAGE OF:    SELECTED DEALERS AS
AMOUNT OF INVESTMENT                 OFFERING PRICE  NET AMOUNT INVESTED  PERCENTAGE OF OFFERING PRICE
--------------------                 --------------  -------------------  ----------------------------
Less than $100,000.................         4.50%               4.71%                        4.00%
$100,000 to $249,999...............         3.50                3.63                         3.00
$250,000 to $499,999...............         2.50                2.56                         2.00
$500,000 to $999,999...............         2.00                2.04                         1.75
$1,000,000 and over (1)............         None                None                   Up to 1.00(2)

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UBS Global Asset Management                                                   71

The UBS Funds
--------------------------------------------------------------------------

CLASS A SALES CHARGES-UBS U.S. Balanced Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund, UBS Global Allocation Fund, UBS Global Equity Fund and UBS International Equity
Fund:

                                                                          REALLOWANCE TO
                                      SALES CHARGE AS A PERCENTAGE OF:    SELECTED DEALERS AS
AMOUNT OF INVESTMENT                 OFFERING PRICE  NET AMOUNT INVESTED  PERCENTAGE OF OFFERING PRICE
--------------------                 --------------  -------------------  ------------------------------------
Less than $50,000..................         5.50%               5.82%                              5.00%
$50,000 to $99,999.................         4.50                4.71                               4.00
$100,000 to $249,999...............         3.50                3.63                               3.00
$250,000 to $499,999...............         2.50                2.56                               2.00
$500,000 to $999,999...............         2.00                2.04                               1.75
$1,000,000 and over (1)............         None                None                         Up to 1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Automatic Cash Withdrawal Plan are not subject to this charge.
(2) UBS Global AM pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least
     $3 million but less than $5 million, 0.50% for sales of at least
     $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                    PERCENTAGE (BASED ON AMOUNT OF
                                   INVESTMENT) BY WHICH THE SHARES'
                                    NET ASSET VALUE IS MULTIPLIED:
                                --------------------------------------
                                LESS      $100,000  $250,000  $500,000
IF YOU SELL                     THAN      TO        TO        TO
SHARES WITHIN:                  $100,000  $249,999  $499,999  $999,999
--------------                  --------  --------  --------  --------
1st year since purchase.......  5%        3%        3%        2%
2nd year since purchase.......  4%        2%        2%        1%
3rd year since purchase.......  3%        2%        1%        None
4th year since purchase.......  2%        1%        None      None
5th year since purchase.......  2%        None      None      None
6th year since purchase.......  1%        None      None      None
7th year since purchase.......  None      None      None      None

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON CLASS A SHARES BECAUSE YOU ARE INVESTING $1 MILLION OR MORE, YOU SHOULD PURCHASE CLASS A SHARES, WHICH HAVE LOWER ONGOING EXPENSES.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than

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$250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more but less than $1 million. TO QUALIFY FOR THE LOWER DEFERRED SALES CHARGE AND SHORTER CONVERSION SCHEDULE, YOU MUST MAKE THE INDICATED INVESTMENT AS A SINGLE PURCHASE.

Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global AM serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for shares of the Funds after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in a Fund.

                                      REALLOWANCE TO
                                     SELECTED DEALERS
 SALES CHARGE AS A PERCENTAGE OF:    AS PERCENTAGE OF
OFFERING PRICE  NET AMOUNT INVESTED   OFFERING PRICE
--------------  -------------------  ----------------
       1.00%               1.01%              1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for fixed income funds, and 0.75% of average net assets for equity funds, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% for equity funds and 0.75% for fixed income funds, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for equity funds and 0.75% for fixed income funds by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES
CLASS A FRONT-END SALES CHARGE WAIVERS. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

 1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serves as principal underwriter if you:

    - Originally paid a front-end sales charge on the shares; and

    - Reinvest the money within 60 days of the redemption date.

The Funds' front-end sales charges will also not apply to Class A purchases by or through:

 2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global

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   AM or any of its affiliates serves as principal underwriter.

 3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

 4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

 5. Broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

 6. Employees of broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

 7. Insurance company separate accounts.

 8. Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

 9. Reinvestment of capital gains distributions and dividends.

10. College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

    - you were the Financial Advisor's client at the competing brokerage firm;

    - within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

    - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

CLASS C FRONT-END SALES CHARGE WAIVERS. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

- you were the Financial Advisor's client at the competing brokerage firm;

- within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

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CLASS A, CLASS B AND CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE WAIVERS. The contingent deferred sales charge will be waived for:

- Redemptions of Class A shares by former holders of Class N shares;

- Exchanges between funds for which UBS Global AM or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

- Redemptions following the death or disability of the shareholder or beneficial owner;

- Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer;

- Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

  -- are limited annually to no more than 12% of the original account value;

  -- are made in equal monthly amounts, not to exceed 1% per month; and

  -- the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

- Redemptions of shares purchased through retirement plans.

SALES CHARGE REDUCTIONS FOR CLASS A SHARES

RIGHT OF ACCUMULATION

A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B and/or Class C shares of Family Funds (please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the terms of a Letter of Intent) already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B and/or
Class C shares as well as those Class A, Class B and/ or Class C shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B and/or Class C shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B and/or Class C shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM at any time as to purchases occurring thereafter.

LETTER OF INTENT

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B and/ or Class C shares made not more than three months prior to the date that investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

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The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, and must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global Asset Management or from investment professionals. Investors should read the Letter of Intent carefully.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the Funds. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

- Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

- Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

- Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

- Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

- Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

- Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program;

- College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

- Other investors as approved by the Funds' Board of Trustees;

- Shareholders who invest a minimum initial amount of $10 million in a Fund ($5 million for UBS U.S. Small Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, and UBS High Yield Fund). An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums; and

- Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC.

In addition, the Funds will waive the minimum investment amounts (if applicable) for Class Y shares for:

- Shareholders who owned Class I shares of the Funds prior to their redesignation as Class Y shares;

- Retirement plans with 5,000 or more eligible employees in the plan or $100 million in plan assets; or

- Retirement plans offered through a common platform that have an aggregate $100 million in plan assets.

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Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

- Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);

- Buying shares through the transfer agent as described below; or

- Opening an account by exchanging shares from another Family Fund.

The Funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.

THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

The Advisor, or its affiliates, may, from their own resources, compensate Service Providers for services performed with respect to a Fund's Class Y shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

MINIMUM INVESTMENTS:

Class A, Class B and Class C shares:
To open an account................................  $     1,000
To add to an account..............................  $       100

The Funds may waive or reduce these amounts for:

- Employees of UBS Global AM or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

MARKET TIMERS. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt a Fund's performance and its shareholders. When UBS Global AM believes frequent trading would have a disruptive effect on a Fund's ability to manage its investments, UBS Global AM and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM believes to be a market timer.

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SELLING SHARES

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment. If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

REDEMPTION FEE (UBS GLOBAL ALLOCATION FUND, UBS GLOBAL EQUITY FUND AND UBS INTERNATIONAL EQUITY FUND )

If you sell or exchange Class A shares or sell Class Y shares of UBS Global Allocation Fund, UBS Global Equity Fund or UBS International Equity Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable Fund, not to the Advisor or UBS Global AM. The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. The redemption fee will not apply to Class A or Class Y shares of the above-referenced Funds that:

- are held through certain omnibus accounts, including retirement plans qualified under Section 401(k) of the IRC or plans administered as college savings programs under Section 529 of the IRC;

- are sold or exchanged under automatic withdrawal plans;

- are held through certain managed account programs with automatic asset allocation rebalancing features; or

- are sold due to death or disability of the shareholder.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of a fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares but shareholders of UBS Global Allocation Fund, UBS Global Equity Fund, and UBS International Equity Fund may be subject to the redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original

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share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in this or any other of the Family Funds through the Funds' transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

- Your name and address;

- Your account number;

- The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

- The dollar amount or number of shares you want to sell and/or exchange; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

  PFPC Inc.
  Attention: UBS Mutual Funds
  P. O. Box 8950
  Wilmington, DE 19899

You do not have to complete an application when you make additional investments in the same Fund.

PRICING AND VALUATION

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value of its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued

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at a fair value determined by or under the direction of the Funds' Board of Trustees. Each Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

Each Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A Fund may own securities including some securities that trade primarily in foreign markets that trade on weekends or other days on which the Fund does not calculate net asset value. As a result, a Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. If a Fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the Fund may use fair value methods to reflect those changes. This policy is intended to assure that each Fund's net asset value fairly reflects security values as of the time of pricing.

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Management

INVESTMENT ADVISOR AND SUB-ADVISOR

UBS Global Asset Management (Americas) Inc. (the "Advisor"), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of March 31, 2003, the Advisor had approximately $32.1 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $380.3 billion in assets under management as of March 31, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The Advisor employs its affiliate, UBS Global Asset Management (New York) Inc. (the "Sub-Advisor"), to serve as sub-advisor to the UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund. The Sub-Advisor is also a subsidiary of UBS. As of March 31, 2003, the Sub-Advisor had approximately $12.1 billion in assets under management. The Sub-Advisor is located at 51 West 52nd Street, New York, NY 10019-6114.

Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for managing the investment and reinvestment of a Fund's portfolio, including placing orders for the purchase and sale of portfolio securities. The Sub-Advisor also furnishes the Advisor with investment recommendations, asset allocation advice, research and other investment services, subject to the direction of the Trust's Board of Trustees and officers.

PORTFOLIO MANAGEMENT

Investment decisions for the Funds are made by investment management teams at the Advisor and the Sub-Advisor. No member of any investment management team is primarily responsible for making recommendations for portfolio purchases.

ADVISORY FEES

The investment advisory fees (expressed as a percentage of average net assets) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund are presented in the tables below.

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds do not exceed the amounts listed in the table below under "Total Expense Limit." The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Funds' fiscal year ending June 30, 2004. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

                                          TOTAL
                                          EXPENSE   ADVISORY
                                          LIMIT     FEE
                                          --------  ---------
UBS U.S. Value Equity Fund..............    0.85%      0.70%
UBS U.S. Small Cap Equity Fund..........    1.15       1.00
UBS U.S. Real Estate Equity Fund........    1.05       0.90
UBS Global Allocation Fund..............    1.10       0.80
UBS Global Equity Fund..................    1.00       0.75
UBS Global Bond Fund....................    0.90       0.75
UBS U.S. Balanced Fund..................    0.80       0.70
UBS U.S. Equity Fund....................    1.05       0.70
UBS U.S. Large Cap Growth Fund..........    0.80       0.70
UBS U.S. Small Cap Growth Fund..........    1.15       1.00
UBS U.S. Bond Fund......................    0.60       0.50
UBS High Yield Fund.....................    0.95       0.60

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With regard to UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Fund do not exceed the amount listed in the table below under "Total Expense Limit":

                                          TOTAL
                                          EXPENSE   ADVISORY
                                          LIMIT     FEE
                                          --------  ---------
UBS International Equity Fund...........    1.00%      0.80%

The Advisor pays the Sub-Advisor a portion of the fee the Advisor receives under its investment advisory agreement with each Fund sub-advised by the Sub-Advisor. See the SAI for further information.

ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM"), located at 51 West 52nd Street, New York, NY 10019-6114, is the administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS. Each Fund pays UBS Global AM at the annual contract rate of 0.075% of its average daily net assets for administrative services.

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Dividends and Taxes

DIVIDENDS AND DISTRIBUTIONS

Income dividends are normally declared, and paid, by each fixed income fund monthly, and by each equity fund and multi-asset fund annually. Capital gains, if any, are distributed in December. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

By law, a Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

- provide your correct social security or taxpayer identification number,

- certify that this number is correct,

- certify that you are not subject to backup withholding, and

- certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

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UBS Global Asset Management                                                   83

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Supplemental Investment Advisor Performance Information

Because the Advisor has managed other advisory accounts for many years in a substantially similar manner to the way in which the Advisor manages certain Funds, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The tables below provide performance information for composites of other advisory accounts ("Account Composite Performance") managed by the Advisor in a substantially similar manner to the way in which the Advisor manages certain Funds' assets. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/ or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect each applicable Fund's
Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 5.50% or 4.50%, as applicable. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is provided as well for each composite.

Please note that the Account Composite Performance is not the Funds' own historical performance. The Account Composite Performance should not be considered a substitute for the Funds' performance, and the Account Composite Performance is not necessarily an indication of the Funds' future performance. The accounts included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts.

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84                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS U.S. Bond Fund

COMPOSITE PERFORMANCE: U.S. BOND COMPOSITE
JANUARY 1, 1982 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEAR  NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
1982             29.00%             35.08%            36.20%                   32.62%
1983              1.99%              6.79%             7.70%                    8.37%
1984              9.56%             14.72%            15.69%                   15.15%
1985             15.78%             21.24%            22.25%                   22.11%
1986              9.80%             14.98%            15.94%                   15.25%
1987             -0.97%              3.70%             4.58%                    2.76%
1988              3.11%              7.97%             8.88%                    7.88%
1989              7.67%             12.74%            13.69%                   14.53%
1990              3.56%              8.44%             9.35%                    8.95%
1991             12.04%             17.31%            18.30%                   16.00%
1992              2.40%              7.22%             8.13%                    7.40%
1993              4.68%              9.61%            10.54%                    9.75%
1994             -7.49%             -3.13%            -2.30%                   -2.92%
1995             12.33%             17.62%            18.61%                   18.48%
1996             -1.14%              3.51%             4.39%                    3.63%
1997              4.32%              9.24%            10.16%                    9.65%
1998              2.49%              7.32%             8.22%                    8.67%
1999             -5.43%             -0.97%            -0.13%                   -0.83%
2000              5.59%             10.56%            11.50%                   11.62%
2001              3.08%              7.93%             8.84%                    8.44%
2002             -0.59%              4.09%             4.61%                    5.04%

COMPOSITE PERFORMANCE: U.S. BOND COMPOSITE
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            1.10%              5.86%             6.76%                  7.53%
5 years.......................            5.37%              6.34%             7.24%                  7.25%
10 years......................            6.15%              6.64%             7.54%                  7.25%
Since inception...............            9.97%             10.22%            11.15%                 10.56%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Lehman U.S. Aggregate Index. The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.

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UBS Global Asset Management                                                   85

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Supplemental Performance Information for the Advisor of UBS U.S. Bond Fund

COMPOSITE PERFORMANCE: U.S. BOND COMPOSITE
JANUARY 1, 1982 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1982..........................            29.00%             35.08%            36.20%                32.62%
1983..........................             1.99%              6.79%             7.70%                 8.37%
1984..........................             9.56%             14.72%            15.69%                15.15%
1985..........................            15.78%             21.24%            22.25%                22.11%
1986..........................             9.80%             14.98%            15.94%                15.25%
1987..........................            -0.97%              3.70%             4.58%                 2.76%
1988..........................             3.11%              7.97%             8.88%                 7.88%
1989..........................             7.67%             12.74%            13.69%                14.53%
1990..........................             3.56%              8.44%             9.35%                 8.95%
1991..........................            12.04%             17.31%            18.30%                16.00%
1992..........................             2.40%              7.22%             8.13%                 7.40%
1993..........................             4.68%              9.61%            10.54%                 9.75%
1994..........................            -7.49%             -3.13%            -2.30%                -2.92%
1995..........................            12.33%             17.62%            18.61%                18.48%
1996..........................            -1.14%              3.51%             4.39%                 3.63%
1997..........................             4.32%              9.24%            10.16%                 9.65%
1998..........................             2.49%              7.32%             8.22%                 8.67%
1999..........................            -5.43%             -0.97%            -0.13%                -0.83%
2000..........................             5.59%             10.56%            11.50%                11.62%
2001..........................             3.08%              7.93%             8.84%                 8.44%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Lehman U.S. Aggregate Index. The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.

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86                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS Global Allocation
Fund

COMPOSITE PERFORMANCE: GLOBAL SECURITIES COMPOSITE+
JANUARY 1, 1985 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK      BENCHMARK      BENCHMARK      BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)  RETURN (%)(6)
1985         17.60%         24.45%      26.10%         32.56%         42.02%         32.29%         32.91%
1986         11.59%         18.09%      19.66%         16.09%         42.65%         26.47%         24.78%
1987          6.37%         12.55%      14.06%          2.27%         16.68%         18.39%          9.92%
1988          8.01%         14.29%      15.82%         17.95%         24.11%          4.37%         15.96%
1989         11.16%         17.63%      19.20%         29.17%         16.97%          4.34%         19.36%
1990         -2.17%          3.53%       4.92%         -6.18%        -16.54%         11.97%         -3.56%
1991         14.78%         21.46%      23.07%         34.20%         19.03%         15.82%         23.97%
1992          1.69%          7.61%       9.05%          8.98%         -4.64%          5.53%          4.47%
1993          4.48%         10.56%      12.04%         11.28%         22.90%         13.28%         14.46%
1994         -7.47%         -2.09%      -0.76%         -0.06%          5.48%          2.33%          1.42%
1995         17.54%         24.38%      26.03%         36.45%         21.29%         19.04%         24.70%
1996          7.48%         13.74%      15.25%         21.21%         13.92%          3.63%         12.53%
1997          4.28%         10.35%      11.83%         31.29%         15.92%          0.24%         14.30%
1998          2.36%          8.33%       9.78%         23.43%         24.62%         15.29%         16.45%
1999         -4.25%          1.32%       2.69%         23.56%         25.12%         -4.26%         16.85%
2000         -0.58%          5.20%       6.62%        -10.89%        -13.08%          1.59%         -6.11%
2001         -3.62%          2.00%       3.37%        -10.97%        -16.63%         -0.99%         -7.50%
2002         -9.04%         -3.75%      -2.99%         -5.90%         -8.75%         10.93%        -16.38%

COMPOSITE PERFORMANCE: GLOBAL SECURITIES COMPOSITE+
FOR PERIODS ENDED JULY 31, 2002

                           NET            NET            GROSS          BENCHMARK      BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       RETURN (%)(1)  RETURN (%)(2)  RETURN (%)     RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)  RETURN (%)(6)
----                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
1 year...................         -6.91%         -1.49%         -0.16%        -22.07%        -21.12%         12.25%         -10.52%
5 years..................          1.06%          2.21%          3.59%          0.34%          1.95%          4.73%           1.38%
10 years.................          6.47%          7.07%          8.51%          9.68%          7.13%          5.85%           7.60%
Since inception..........         10.12%         10.47%         11.95%         12.39%          5.62%          9.84%          11.06%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a repre-sentative total return for all major stock exchanges located inside and outside the United States.
(5) The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.
(6) The Global Securities Market Index is produced internally from generally available indices and is a blended index incorporating percentages of various indices across certain capital markets. As of June 30, 2002, the Global Securities Market Index was constructed as follows: 40% Wilshire 5000 Equity Index, 22% MSCI World Ex USA (Free) Index, 21% Salomon Smith Barney Broad Investment Grade Bond Index, 9% Salomon Smith Barney Non-U.S. World Government Bond Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global. The percentages may be periodically re-weighted to reflect changing capital market expectations.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to March 31, 1984 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

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UBS Global Asset Management                                                   87

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Supplemental Performance Information for the Advisor of UBS Global Allocation
Fund

COMPOSITE PERFORMANCE: GLOBAL SECURITIES COMPOSITE+
JANUARY 1, 1985 THROUGH DECEMBER 31, 2001

                           NET            NET            GROSS         BENCHMARK      BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       RETURN (%)(1)  RETURN (%)(2)  RETURN (%)    RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)  RETURN (%)(6)
----                       -------------  -------------  ------------  -------------  -------------  -------------  -------------
1985.....................         17.60%         24.45%        26.10%         32.56%         42.02%         32.29%         32.91%
1986.....................         11.59%         18.09%        19.66%         16.09%         42.65%         26.47%         24.78%
1987.....................          6.37%         12.55%        14.06%          2.27%         16.68%         18.39%          9.92%
1988.....................          8.01%         14.29%        15.82%         17.95%         24.11%          4.37%         15.96%
1989.....................         11.16%         17.63%        19.20%         29.17%         16.97%          4.34%         19.36%
1990.....................         -2.17%          3.53%         4.92%         -6.18%        -16.54%         11.97%         -3.56%
1991.....................         14.78%         21.46%        23.07%         34.20%         19.03%         15.82%         23.97%
1992.....................          1.69%          7.61%         9.05%          8.98%         -4.64%          5.53%          4.47%
1993.....................          4.48%         10.56%        12.04%         11.28%         22.90%         13.28%         14.46%
1994.....................         -7.47%         -2.09%        -0.76%         -0.06%          5.48%          2.33%          1.42%
1995.....................         17.54%         24.38%        26.03%         36.45%         21.29%         19.04%         24.70%
1996.....................          7.48%         13.74%        15.25%         21.21%         13.92%          3.63%         12.53%
1997.....................          4.28%         10.35%        11.83%         31.29%         15.92%          0.24%         14.30%
1998.....................          2.36%          8.33%         9.78%         23.43%         24.62%         15.29%         16.45%
1999.....................         -4.25%          1.32%         2.69%         23.56%         25.12%         -4.26%         16.85%
2000.....................         -0.58%          5.20%         6.62%        -10.89%        -13.08%          1.59%         -6.11%
2001.....................         -3.62%          2.00%         3.37%        -10.97%        -16.63%         -0.99%         -7.50%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a repre-sentative total return for all major stock exchanges located inside and outside the United States.
(5) The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.
(6) The Global Securities Market Index is produced internally from generally available indices and is a blended index incorporating percentages of various indices across certain capital markets. As of June 30, 2002, the Global Securities Market Index was constructed as follows: 40% Wilshire 5000 Equity Index, 22% MSCI World Ex USA (Free) Index, 21% Salomon Smith Barney Broad Investment Grade Bond Index, 9% Salomon Smith Barney Non-U.S. World Government Bond Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global. The percentages may be periodically re-weighted to reflect changing capital market expectations.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to March 31, 1984 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

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88                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS U.S. Balanced Fund

COMPOSITE PERFORMANCE: U.S. BALANCED NORMAL EQUITY ALLOCATION 65% COMPOSITE JANUARY 1, 1982 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK      BENCHMARK      BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)
1982         18.50%         25.40%      26.69%         18.71%         32.62%         23.37%
1983          9.63%         16.01%      17.21%         23.46%          8.37%         18.03%
1984          3.59%          9.62%      10.76%          3.05%         15.15%          7.29%
1985         13.04%         19.62%      20.86%         32.56%         22.11%         29.05%
1986          7.02%         13.25%      14.43%         16.09%         15.25%         16.15%
1987          1.93%          7.86%       8.99%          2.27%          2.76%          3.77%
1988          8.01%         14.30%      15.49%         17.95%          7.88%         14.42%
1989         13.05%         19.63%      20.87%         29.17%         14.53%         24.00%
1990         -2.35%          3.33%       4.41%         -6.18%          8.95%         -0.82%
1991         14.32%         20.98%      22.23%         34.20%         16.00%         27.80%
1992          2.54%          8.51%       9.64%          8.98%          7.40%          8.56%
1993          4.42%         10.50%      11.65%         11.28%          9.75%         10.85%
1994         -7.24%         -1.84%      -0.81%         -0.06%         -2.92%         -0.99%
1995         19.58%         26.54%      27.84%         36.45%         18.48%         29.98%
1996          4.88%         10.98%      12.14%         21.21%          3.63%         14.90%
1997          7.18%         13.43%      14.60%         31.29%          9.65%         23.50%
1998          5.40%         11.54%      12.69%         23.43%          8.67%         18.85%
1999         -6.99%         -1.57%      -0.54%         23.56%         -0.83%         14.66%
2000          3.11%          9.11%      10.25%        -10.89%         11.62%         -3.26%
2001          0.06%          5.88%       6.99%        -10.97%          8.44%          4.02%
2002        -11.62%         -6.48%      -5.90%         -5.90%          5.04%        -10.95%

COMPOSITE PERFORMANCE: U.S. BALANCED NORMAL EQUITY ALLOCATION 65% COMPOSITE FOR PERIODS ENDED JULY 31, 2002

                                                                                   BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)
----                       -----------------  -----------------  ----------------  -------------  -------------  -------------
1 year...................           -10.36%            -5.14%             -4.14%         -22.07%          7.53%         -12.27%
5 years..................             2.67%             3.84%              4.92%           0.34%          7.25%           3.16%
10 years.................             7.21%             7.82%              8.94%           9.68%          7.25%           9.13%
Since inception..........            10.87%            11.18%             12.34%           9.38%         10.56%          12.27%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(5) The U.S. Balanced Mutual Fund Index is an unmanaged index compiled by the Advisor and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Lehman U.S. Aggregate Index.

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UBS Global Asset Management                                                   89

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Supplemental Performance Information for the Advisor of UBS U.S. Balanced Fund

COMPOSITE PERFORMANCE: U.S. BALANCED NORMAL EQUITY ALLOCATION 65% COMPOSITE JANUARY 1, 1982 THROUGH DECEMBER 31, 2001

                                                                                   BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)
----                       -----------------  -----------------  ----------------  -------------  -------------  -------------
1982.....................           18.50%             25.40%             26.69%          18.71%         32.62%         23.37%
1983.....................            9.63%             16.01%             17.21%          23.46%          8.37%         18.03%
1984.....................            3.59%              9.62%             10.76%           3.05%         15.15%          7.29%
1985.....................           13.04%             19.62%             20.86%          32.56%         22.11%         29.05%
1986.....................            7.02%             13.25%             14.43%          16.09%         15.25%         16.15%
1987.....................            1.93%              7.86%              8.99%           2.27%          2.76%          3.77%
1988.....................            8.01%             14.30%             15.49%          17.95%          7.88%         14.42%
1989.....................           13.05%             19.63%             20.87%          29.17%         14.53%         24.00%
1990.....................           -2.35%              3.33%              4.41%          -6.18%          8.95%         -0.82%
1991.....................           14.32%             20.98%             22.23%          34.20%         16.00%         27.80%
1992.....................            2.54%              8.51%              9.64%           8.98%          7.40%          8.56%
1993.....................            4.42%             10.50%             11.65%          11.28%          9.75%         10.85%
1994.....................           -7.24%             -1.84%             -0.81%          -0.06%         -2.92%         -0.99%
1995.....................           19.58%             26.54%             27.84%          36.45%         18.48%         29.98%
1996.....................            4.88%             10.98%             12.14%          21.21%          3.63%         14.90%
1997.....................            7.18%             13.43%             14.60%          31.29%          9.65%         23.50%
1998.....................            5.40%             11.54%             12.69%          23.43%          8.67%         18.85%
1999.....................           -6.99%             -1.57%             -0.54%          23.56%         -0.83%         14.66%
2000.....................            3.11%              9.11%             10.25%         -10.89%         11.62%         -3.26%
2001.....................            0.06%              5.88%              6.99%         -10.97%          8.44%         -4.02%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(5) The U.S. Balanced Mutual Fund Index is an unmanaged index compiled by the Advisor and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Lehman U.S. Aggregate Index.

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90                                                   UBS Global Asset Management

The UBS Funds
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Supplemental Performance Information for the Advisor of UBS U.S. Equity Fund

COMPOSITE PERFORMANCE: U.S. EQUITY COMPOSITE+
JULY 1, 1992 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1992          8.51%         14.83%      16.02%          8.98%
1993          9.70%         16.08%      17.28%         11.28%
1994         -5.52%         -0.01%       1.04%         -0.06%
1995         33.09%         40.85%      42.28%         36.45%
1996         18.77%         25.68%      26.98%         21.21%
1997         18.57%         25.48%      26.77%         31.29%
1998         10.04%         16.46%      17.66%         23.43%
1999        -10.06%         -4.82%      -3.82%         23.56%
2000         -1.93%          3.77%       4.86%        -10.89%
2001         -3.07%          2.57%       3.65%        -10.97%
2002        -18.41%        -13.66%     -13.17%        -18.89%

COMPOSITE PERFORMANCE: U.S. EQUITY COMPOSITE+
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -18.76%            -14.03%            -13.12%               -22.07%
5 years.......................            -0.84%              0.29%              1.35%                 0.34%
10 years......................            10.30%             10.93%             12.09%                 9.68%
Since inception...............            10.40%             10.99%             12.15%                 9.38%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to November 30, 1991 is not shown because such information relates only to subsectors or carveouts of other accounts managed by the Advisor.

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UBS Global Asset Management                                                   91

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Supplemental Performance Information for the Advisor of UBS U.S. Equity Fund

COMPOSITE PERFORMANCE: U.S. EQUITY COMPOSITE+
JANUARY 1, 1992 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1992..........................             8.51%             14.83%             16.02%                 8.98%
1993..........................             9.70%             16.08%             17.28%                11.28%
1994..........................            -5.52%             -0.01%              1.04%                -0.06%
1995..........................            33.09%             40.85%             42.28%                36.45%
1996..........................            18.77%             25.68%             26.98%                21.21%
1997..........................            18.57%             25.48%             26.77%                31.29%
1998..........................            10.04%             16.46%             17.66%                23.43%
1999..........................           -10.06%             -4.82%             -3.82%                23.56%
2000..........................            -1.93%              3.77%              4.86%               -10.89%
2001..........................            -3.07%              2.57%              3.65%               -10.97%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to November 30, 1991 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

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92                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS U.S. Value Equity
Fund

COMPOSITE PERFORMANCE: U.S. VALUE EQUITY COMPOSITE
JULY 1, 1998 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1998+         -2.76%          2.90%       3.46%          3.10%
1999          -6.76%         -1.33%      -0.24%          7.33%
2000          10.04%         16.44%      17.71%          7.01%
2001          -3.21%          2.43%       3.55%         -5.59%
2002         -18.05%        -13.28%     -12.72%        -13.63%

COMPOSITE PERFORMANCE: U.S. VALUE EQUITY COMPOSITE
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -19.16%            -14.45%            -13.50%               -17.24%
Since inception...............            -0.19%              1.20%              2.32%                -0.85%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
  +  Performance is presented for July 1, 1998 through December 31, 1998.

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UBS Global Asset Management                                                   93

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Supplemental Performance Information for the Advisor of UBS U.S. Value Equity
Fund

COMPOSITE PEFORMANCE: U.S. VALUE EQUITY COMPOSITE
JULY 1, 1998 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1998+.........................            -2.76%              2.90%             3.46%                 3.10%
1999..........................            -6.76%             -1.33%            -0.24%                 7.33%
2000..........................            10.04%             16.44%            17.71%                 7.01%
2001..........................            -3.21%              2.43%             3.55%                -5.59%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
  +  Performance is presented for July 1, 1998 through December 31, 1998.

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94                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS U.S. Large Cap Growth Fund

COMPOSITE PERFORMANCE: U.S. LARGE CAPITALIZATION GROWTH COMPOSITE
OCTOBER 1, 1998 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1998+         17.93%         24.79%      25.09%         26.74%
1999          25.91%         33.24%      34.61%         33.16%
2000         -21.06%        -16.47%     -15.57%        -22.42%
2001         -27.67%        -23.46%     -22.64%        -20.42%
2002         -26.67%        -25.73%     -25.25%        -25.13%

COMPOSITE PERFORMANCE: U.S. LARGE CAPITALIZATION GROWTH COMPOSITE
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -34.79%            -31.00%            -30.25%               -28.75%
Since inception...............            -7.36%             -5.98%             -4.98%                -6.28%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
  +  Performance is presented for October 1, 1998 through December 31, 1998.

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UBS Global Asset Management                                                   95

The UBS Funds
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Supplemental Performance Information for the Advisor of UBS U.S. Large Cap Growth Fund

COMPOSITE PERFORMANCE: U.S. LARGE CAPITALIZATION GROWTH COMPOSITE
OCTOBER 1, 1998 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1998+.........................            17.93%             24.79%             25.09%                26.74%
1999..........................            25.91%             33.24%             34.61%                33.16%
2000..........................           -21.06%            -16.47%            -15.57%               -22.42%
2001..........................           -27.67%            -23.46%            -22.64%               -20.42%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
  +  Performance is presented for October 1, 1998 through December 31, 1998.

--------------------------------------------------------------------------------
96                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Growth Fund

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ AUGUST 1, 1994 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NET            NET         GROSS       BENCHMARK
 YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1994++          1.05%          6.91%       7.53%          3.24%
1995           16.20%         22.96%      24.65%         28.44%
1996           11.58%         18.08%      19.71%         16.50%
1997           15.71%         22.45%      24.14%         22.36%
1998          -16.06%        -11.17%      -9.91%         -2.55%
1999           36.89%         44.86%      46.83%         21.26%
2000           16.95%         23.76%      25.47%        -20.54%
2001          -16.07%        -11.18%      -9.92%         -9.23%
2002          -21.08%        -16.48%     -15.79%        -30.05%

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -22.14%            -17.61%            -16.44%               -30.61%
5 years.......................             3.08%              4.25%              5.71%                -8.75%
Since inception...............             9.86%             10.64%             12.18%                 1.51%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Growth Index. Prior to May 1, 2000, the benchmark was the Russell 2000 Index. The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.
 ++  Performance is presented for August 1, 1994 through December 31, 1994.

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UBS Global Asset Management                                                   97

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Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Growth Fund

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ AUGUST 1, 1994 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1994++........................             1.03%              6.91%             7.53%                  3.24%
1995..........................            16.20%             22.96%            24.65%                 28.44%
1996..........................            11.58%             18.08%            19.71%                 16.50%
1997..........................            15.71%             22.45%            24.14%                 22.36%
1998..........................           -16.06%            -11.17%            -9.91%                 -2.55%
1999..........................            36.89%             44.86%            46.83%                 21.26%
2000..........................            16.95%             23.76%            25.47%                -20.54%
2001..........................           -16.07%            -11.18%            -9.92%                 -9.23%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Growth Index. Prior to May 1, 2000 the benchmark was the Russell 2000 Index. The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.
 ++  Performance is presented for August 1, 1994 through December 31, 1994.

--------------------------------------------------------------------------------
98                                                   UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Equity Fund

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION EQUITY COMPOSITE+ JANUARY 1, 1987 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1987         -4.08%          1.51%       2.94%        -12.61%
1988         35.26%         43.13%      45.07%         22.61%
1989         16.69%         23.48%      25.18%         11.64%
1990         -8.05%         -2.70%      -1.33%        -25.08%
1991         36.87%         44.84%      46.80%         44.79%
1992         15.50%         22.22%      23.91%         19.36%
1993          4.85%         10.95%      12.49%         17.43%
1994         -6.27%         -0.81%       0.58%         -3.18%
1995         23.03%         30.20%      31.98%         30.56%
1996         18.44%         25.34%      27.06%         18.46%
1997         22.58%         29.71%      31.49%         22.82%
1998        -11.95%         -6.83%      -5.51%         -3.99%
1999         -4.14%          1.44%       2.86%         26.94%
2000          2.30%          8.25%       9.76%         -3.18%
2001          8.79%         15.13%      16.72%          2.49%
2002        -11.05%         -5.87%      -5.09%        -19.09%

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION EQUITY COMPOSITE
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            -9.16%             -3.87%            -2.52%                -17.96%
5 years.......................             2.69%              3.86%             5.31%                  0.74%
10 years......................            11.25%             11.88%            13.43%                  9.25%
Since inception...............            13.85%             14.26%            15.84%                  7.91%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Index. The Russell 2000 Index is an index composed of the 2,000 smallest companies in The Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Prior to July 1, 2000, the benchmark was the Wilshire Small Stock Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

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UBS Global Asset Management                                                   99

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Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Equity Fund

COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION EQUITY COMPOSITE+ JANUARY 1, 1987 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1987..........................            -4.08%              1.51%             2.94%                -12.61%
1988..........................            35.26%             43.13%            45.07%                 22.61%
1989..........................            16.69%             23.48%            25.18%                 11.64%
1990..........................            -8.05%             -2.70%            -1.33%                -25.08%
1991..........................            36.87%             44.84%            46.80%                 44.79%
1992..........................            15.50%             22.22%            23.91%                 19.36%
1993..........................             4.85%             10.95%            12.49%                 17.43%
1994..........................            -6.27%             -0.81%             0.58%                 -3.18%
1995..........................            23.03%             30.20%            31.98%                 30.56%
1996..........................            18.44%             25.34%            27.06%                 18.46%
1997..........................            22.58%             29.71%            31.49%                 22.82%
1998..........................           -11.95%             -6.83%            -5.51%                 -3.99%
1999..........................            -4.14%              1.44%             2.86%                 26.94%
2000..........................             2.30%              8.25%             9.76%                 -3.18%
2001..........................             8.79%             15.13%            16.72%                  2.49%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Index. The Russell 2000 Index is an index composed of the 2,000 smallest companies in The Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Prior to July 1, 2000, the benchmark was the Wilshire Small Stock Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

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100                                                  UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS Global Bond Fund

COMPOSITE PERFORMANCE: GLOBAL BOND COMPOSITE
JANUARY 1, 1982 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1982         16.68%         22.18%      23.56%         20.25%
1983          5.75%         10.73%      12.00%          5.73%
1984          0.15%          4.87%       6.07%          5.68%
1985         27.86%         33.88%      35.38%         32.29%
1986         18.15%         23.72%      25.12%         26.47%
1987         10.64%         15.85%      17.17%         18.39%
1988          0.81%          5.56%       6.77%          4.37%
1989          2.90%          7.75%       8.98%          4.34%
1990          4.59%          9.52%      10.77%         11.97%
1991         13.43%         18.77%      20.12%         15.82%
1992          2.80%          7.64%       8.87%          5.53%
1993          6.07%         11.07%      12.34%         13.28%
1994         -8.74%         -4.44%      -3.33%          2.33%
1995         14.45%         19.84%      21.20%         19.04%
1996          3.57%          8.45%       9.69%          3.63%
1997         -3.16%          1.40%       2.57%          0.24%
1998          7.51%         12.58%      13.86%         15.29%
1999        -10.73%         -6.52%      -5.44%         -4.26%
2000         -3.32%          1.23%       2.30%          1.59%
2001         -6.65%         -2.25%      -1.13%         -0.99%
2002          6.05%         11.05%      11.79%         10.93%

COMPOSITE PERFORMANCE: GLOBAL BOND COMPOSITE
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            7.11%             12.15%            13.43%                 12.25%
5 years.......................            2.28%              3.23%             4.41%                  4.73%
10 years......................            4.86%              5.34%             6.55%                  5.85%
Since inception...............            9.68%              9.93%            11.18%                  9.92%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Salomon Smith Barney World Government Bond Index. The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed non-U.S. governments, governmental entities and supranationals.

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UBS Global Asset Management                                                  101

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Supplemental Performance Information for the Advisor of UBS Global Bond Fund

COMPOSITE PERFORMANCE: GLOBAL BOND COMPOSITE
JANUARY 1, 1982 THROUGH DECEMBER 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1982..........................            16.68%             22.18%            23.56%                20.25%
1983..........................             5.75%             10.73%            12.00%                 5.73%
1984..........................             0.15%              4.87%             6.07%                 5.68%
1985..........................            27.86%             33.88%            35.38%                32.29%
1986..........................            18.15%             23.72%            25.12%                26.47%
1987..........................            10.64%             15.85%            17.17%                18.39%
1988..........................             0.81%              5.56%             6.77%                 4.37%
1989..........................             2.90%              7.75%             8.98%                 4.34%
1990..........................             4.59%              9.52%            10.77%                11.97%
1991..........................            13.43%             18.77%            20.12%                15.82%
1992..........................             2.80%              7.64%             8.87%                 5.53%
1993..........................             6.07%             11.07%            12.34%                13.28%
1994..........................            -8.74%             -4.44%            -3.33%                 2.33%
1995..........................            14.45%             19.84%            21.20%                19.04%
1996..........................             3.57%              8.45%             9.69%                 3.63%
1997..........................            -3.16%              1.40%             2.57%                 0.24%
1998..........................             7.51%             12.58%            13.86%                15.29%
1999..........................           -10.73%             -6.52%            -5.44%                -4.26%
2000..........................            -3.32%              1.23%             2.39%                 1.59%
2001..........................            -6.65%             -2.25%            -1.13%                -0.99%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Salomon Smith Barney World Government Bond Index. The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed non-U.S. governments, governmental entities and supranationals.

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102                                                  UBS Global Asset Management

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Supplemental Performance Information for the Advisor of UBS High Yield Fund

COMPOSITE PERFORMANCE: U.S. HIGH YIELD BOND COMPOSITE
MAY 1, 1995 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1995+          6.33%         11.34%      12.04%         10.50%
1996           6.92%         11.96%      13.01%         11.06%
1997           7.96%         13.04%      14.11%         12.83%
1998           2.66%          7.50%       8.52%          3.66%
1999          -0.99%          3.68%       4.66%          1.57%
2000          -8.50%         -4.19%      -3.28%         -3.79%
2001          -1.38%          3.27%       4.25%          6.20%
2002         -10.92%         -6.86%      -6.34%         -8.11%

COMPOSITE PERFORMANCE: U.S. HIGH YIELD BOND COMPOSITE
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -10.97%             -6.77%            -5.88%                -8.36%
5 years.......................             0.50%              1.43%             2.39%                 0.58%
Since inception...............             4.59%              5.25%             6.25%                 4.43%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Merrill Lynch High Yield Cash Pay Index. The Merrill Lynch High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.
  +  Performance presented for May 1, 1995 through December 31, 1995.

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UBS Global Asset Management                                                  103

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Supplemental Performance Information for the Advisor of UBS High Yield Fund

COMPOSITE PEFORMANCE: U.S. HIGH YIELD BOND COMPOSITE
MAY 1, 1995 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1995+.........................             6.33%             11.34%            12.04%                10.50%
1996..........................             6.92%             11.96%            13.01%                11.06%
1997..........................             7.96%             13.04%            14.11%                12.83%
1998..........................             2.66%              7.50%             8.52%                 3.66%
1999..........................            -0.99%              3.68%             4.66%                 1.57%
2000..........................            -8.50%             -4.19%            -3.28%                -3.79%
2001..........................            -1.38%              3.27%             4.25%                 6.20%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Merrill Lynch High Yield Cash Pay Index. The Merrill Lynch High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.
  +  Performance presented for May 1, 1995 through December 31, 1995.

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Supplemental Performance Information for the Advisor of UBS Real Estate Equity Fund

COMPOSITE PERFORMANCE: U.S. REAL ESTATE INVESTMENT TRUSTS COMPOSITE OCTOBER 1, 1996 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK      BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)
1996+         13.35%         19.94%      20.31%          8.34%         19.97%
1997          21.47%         28.54%      30.17%         33.36%         18.58%
1998         -26.75%        -22.49%     -21.46%         28.58%        -16.90%
1999          -8.22%         -2.88%      -1.61%         21.04%         -4.55%
2000          19.90%         26.88%      28.50%         -9.10%         26.81%
2001           4.19%         10.26%      11.68%        -11.88%         12.83%
2002           0.75%          6.61%       7.41%        -13.40%          7.18%

COMPOSITE PERFORMANCE: U.S. REAL ESTATE INVESTMENT TRUSTS COMPOSITE FOR PERIODS ENDED JULY 31, 2002

                                                                                                            BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)  RETURN (%)(4)
----                       -----------------  -----------------  ----------------  -----------------------  -------------
1 year...................            4.91%             11.02%            12.45%                 -23.63%           11.97%
5 years..................            3.67%              4.85%             6.21%                   0.44%            5.95%
Since inception..........            8.80%              9.86%            11.28%                   6.48%            9.86%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) This benchmark is the S&P 500 Index. The S&P 500 Index is a broad based capitalization weighted index which primarily includes common stocks.
(4) This benchmark is the Morgan Stanley REIT Index. The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
  +  Performance presented for October 1, 1996 through December 31, 1996.

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Supplemental Performance Information for the Advisor of UBS Real Estate Equity Fund

COMPOSITE PERFORMANCE: U.S. REAL ESTATE INVESTMENT TRUSTS COMPOSITE OCTOBER 1, 1996 THROUGH DECEMBER 31, 2001

                                                                                   BENCHMARK       BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)   RETURN (%)(4)
----                       -----------------  -----------------  ----------------  --------------  --------------
1996+....................            13.35%             19.94%             20.31%           8.34%           19.97%
1997.....................            21.47%             28.54%             30.17%          33.36%           18.58%
1998.....................           -26.75%            -22.49%            -21.46%          28.58%          -16.90%
1999.....................            -8.22%             -2.88%             -1.61%          21.04%           -4.55%
2000.....................            19.90%             26.88%             28.50%          -9.10%           26.81%
2001.....................             4.19%             10.26%             11.68%         -11.88%           12.83%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) This benchmark is the S&P 500 Index. The S&P 500 Index is a broad based capitalization weighted index which primarily includes common stocks.
(4) This benchmark is the Morgan Stanley REIT Index. The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
  +  Performance presented for October 1, 1996 through December 31, 1996.

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Supplemental Performance Information for the Advisor of UBS Global Equity Fund

COMPOSITE PERFORMANCE: GLOBAL EQUITY COMPOSITE+
JANUARY 1, 1999 THROUGH JULY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1999          6.40%         12.59%      13.99%         25.12%
2000         -5.81%          0.33%      -0.33%        -13.08%
2001        -10.62%         -5.42%      -5.42%        -16.63%
2002        -19.32%        -14.62%     -13.98%        -16.38%

COMPOSITE PERFORMANCE: GLOBAL EQUITY COMPOSITE+
FOR PERIODS ENDED JULY 31, 2002

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           -19.56%            -14.88%            -13.80%               -21.12%
Since inception...............            -4.24%             -2.71%             -1.49%                -7.43%

COMPOSITE PERFORMANCE: GLOBAL EQUITY COMPOSITE
JANUARY 1, 1999 THROUGH DECEMBER 31, 2001

YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1999..........................             6.40%             12.59%            13.99%                 25.12%
2000..........................            -5.81%             -0.33%             0.92%                -13.08%
2001..........................           -10.62%             -5.42%            -4.23%                -16.63%

(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3)  The benchmark is the MSCI World Equity (Free) Index. MSCI World Equity
     (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.
  + Although the Advisor has managed this asset class since 1982, performance information is not shown for the period prior to December 31, 1998 because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

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Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

UBS GLOBAL ALLOCATION FUND, UBS GLOBAL EQUITY FUND, UBS GLOBAL BOND FUND, UBS U.S. BALANCED FUND, UBS U.S. EQUITY FUND, UBS U.S. VALUE EQUITY FUND, UBS U.S. BOND FUND AND UBS INTERNATIONAL EQUITY FUND

The selected financial information in the following tables has been audited by the Funds' independent auditors, Ernst & Young, whose unqualified report thereon (the "Report") appears in the Funds' Annual Report to Shareholders dated
June 30, 2002 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Funds' financial statements for the fiscal year ended June 30, 2002 and the Report are incorporated by reference into the SAI.

UBS U.S. LARGE CAP GROWTH FUND, UBS U.S. SMALL CAP GROWTH FUND AND UBS HIGH YIELD FUND

The UBS U.S. Large Cap Growth Fund, the UBS U.S. Small Cap Growth Fund and the UBS High Yield Fund (collectively, the "Successor Funds") are successors to the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund, respectively (collectively, the "Predecessor Funds"). Each Predecessor Fund, prior to its merger into a Successor Fund, operated as a separate portfolio of UBS Private Investor Funds, Inc., another investment company that was advised by another entity. The Predecessor Funds had fiscal years ending on December 31. On December 18, 1998, following the approval of the shareholders of each Predecessor Fund of an agreement and plan of reorganization, the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund series of UBS Private Investor Funds, Inc. were reorganized and merged into the UBS U.S. Large Cap Growth Fund, the UBS U.S. Small Cap Growth Fund and the UBS High Yield Fund series of the Trust, respectively. (These transactions are collectively referred to as the "Reorganizations".) The Successor Funds had no operations prior to the Reorganizations. The Successor Funds have fiscal years ending on June 30.

The selected financial information in the following table, for the year ended June 30, 2002, has been audited by the Funds' independent auditors, Ernst & Young LLP, whose unqualified report thereon (the "Report") appears in the Fund's Annual Report to Shareholders dated June 30, 2002 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report which are available without charge upon request. The Successor Funds' financial statements for the fiscal year ended June 30, 2002 and Report are incorporated by reference into the SAI.

UBS U.S. SMALL CAP EQUITY FUND AND UBS U. S. REAL ESTATE EQUITY FUND

No financial information is presented for these Funds as they were not publicly offered prior to the date of this prospectus.

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UBS U.S. Bond Fund -- Financial Highlights

FINANCIAL HIGHLIGHTS--FISCAL YEARS ENDED JUNE 30

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' and the Predecessor Funds' financial statements.

                                          CLASS A (FORMERLY CLASS N)
                                              YEAR ENDED JUNE 30,
                              ---------------------------------------------------
                               2002        2001       2000       1999       1998
                              -------     ------     ------     ------     ------
Net asset value,
  beginning of period....     $ 10.33     $ 9.99     $10.30     $10.58     $10.24
                              -------     ------     ------     ------     ------
Income from investment
  operations:
  Net investment
    income...............        0.53*      0.62*      0.58*      0.57*      0.61
  Net realized and
    unrealized gain
    (loss)...............        0.32       0.41      (0.25)     (0.26)      0.42
                              -------     ------     ------     ------     ------
    Total income from
      investment
      operations.........        0.85       1.03       0.33       0.31       1.03
                              -------     ------     ------     ------     ------
Less distributions:
  Distributions from net
    investment income....       (0.67)     (0.69)     (0.64)     (0.44)     (0.55)
  Distributions from net
    realized gains.......          --         --         --      (0.15)     (0.14)
                              -------     ------     ------     ------     ------
    Total
      distributions......       (0.67)     (0.69)     (0.64)     (0.59)     (0.69)
                              -------     ------     ------     ------     ------
Net asset value, end of
  period.................     $ 10.51     $10.33     $ 9.99     $10.30     $10.58
                              =======     ======     ======     ======     ======
Total return+............       8.41%     10.56%      3.29%      2.88%     10.30%
                              =======     ======     ======     ======     ======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $18,558     $  123     $    1     $    1     $    1
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       1.21%      0.98%      0.92%      0.86%      1.09%
  After expense
    reimbursement and
    earnings credits.....       0.86%++    0.85%      0.85%      0.85%      0.85%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       4.68%      5.86%      5.87%      5.17%      5.36%
  After expense
    reimbursement and
    earnings credits.....       5.03%      5.99%      5.94%      5.18%      5.60%
Portfolio turnover
  rate...................        452%       314%       170%       260%       198%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 0.85%.

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UBS U.S. Bond Fund -- Financial Highlights

                                                        CLASS B
                                                    ---------------
                                                        FOR THE
                                                     PERIOD ENDED
                                                    JUNE 30, 2002*
                                                    ---------------
Net asset value, beginning of period..............      $10.76
                                                        ------
Income from investment operations:
  Net investment income...........................        0.29**
  Net realized and unrealized loss................       (0.22)
                                                        ------
    Total income from investment operations.......        0.07
                                                        ------
Less distributions:
  Distributions from net investment income........       (0.33)
                                                        ------
Net asset value, end of period....................      $10.50
                                                        ======
Total return......................................       0.70%@
                                                        ======
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............      $1,405
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................       1.96%***
  After expense reimbursement and earnings
    credits.......................................       1.60%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................       3.93%***
  After expense reimbursement and earnings
    credits.......................................       4.29%***
Portfolio turnover rate...........................        452%

  *  For the period November 6, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS U.S. Bond Fund -- Financial Highlights

                                                         CLASS C
                                                    -----------------
                                                         FOR THE
                                                      PERIOD ENDED
                                                     JUNE 30, 2002*
                                                    -----------------
Net asset value, beginning of period..............       $10.77
                                                         ------
Income from investment operations:
  Net investment income...........................         0.31**
  Net realized and unrealized loss................        (0.24)
                                                         ------
    Total income from investment operations.......         0.07
                                                         ------
Less distributions:
  Distributions from net investment income........        (0.34)
                                                         ------
Net asset value, end of period....................       $10.50
                                                         ======
Total return......................................        0.72%@
                                                         ======
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............       $1,143
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................        1.61%***
  After expense reimbursement and earnings
    credits.......................................        1.35%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................        4.32%***
  After expense reimbursement and earnings
    credits.......................................        4.58%***
Portfolio turnover rate...........................         452%

  *  For the period November 8, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS U.S. Bond Fund -- Financial Highlights

                                            CLASS Y (FORMERLY CLASS I)
                                                YEAR ENDED JUNE 30,
                              -------------------------------------------------------
                               2002        2001        2000        1999        1998
                              -------     -------     -------     -------     -------
Net asset value,
  beginning of period....     $ 10.35     $ 10.00     $ 10.28     $ 10.58     $ 10.24
                              -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income...............        0.56*       0.64*       0.62*       0.58*       0.53
  Net realized and
    unrealized gain
    (loss)...............        0.31        0.42       (0.25)      (0.26)       0.53
                              -------     -------     -------     -------     -------
    Total income from
      investment
      operations.........        0.87        1.06        0.37        0.32        1.06
                              -------     -------     -------     -------     -------
Less distributions:
  Distributions from net
    investment income....       (0.69)      (0.71)      (0.65)      (0.47)      (0.58)
  Distributions from net
    realized gains.......          --          --          --       (0.15)      (0.14)
                              -------     -------     -------     -------     -------
    Total
      distributions......       (0.69)      (0.71)      (0.65)      (0.62)      (0.72)
                              -------     -------     -------     -------     -------
Net asset value, end of
  period.................     $ 10.53     $ 10.35     $ 10.00     $ 10.28     $ 10.58
                              =======     =======     =======     =======     =======
Total return+............       8.59%      10.86%       3.74%       2.97%      10.60%
                              =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $59,740     $62,514     $58,121     $92,030     $38,874
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       0.80%       0.73%       0.67%       0.61%       0.84%
  After expense
    reimbursement and
    earnings credits.....       0.64%++     0.60%       0.60%       0.60%       0.60%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       5.10%       6.11%       6.12%       5.42%       5.61%
  After expense
    reimbursement and
    earnings credits.....       5.26%       6.24%       6.19%       5.43%       5.85%
Portfolio turnover
  rate...................        452%        314%        170%        260%        198%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.60%.

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UBS High Yield Fund -- Financial Highlights

                                                             CLASS A (FORMERLY CLASS N)
                                             -----------------------------------------------------------
                                                      YEAR ENDED JUNE 30,                   FOR THE
                                             -------------------------------------       PERIOD ENDED
                                               2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $   7.87      $   9.18      $   9.95          $   9.98
                                             --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment income.................         0.76*         0.85*         0.90*             0.42*
  Net realized and unrealized loss......        (0.96)        (1.08)        (0.90)            (0.15)
                                             --------      --------      --------          --------
    Total income (loss) from investment
      operations........................        (0.20)        (0.23)           --              0.27
                                             --------      --------      --------          --------
Less distributions:
  Distributions from net investment
    income..............................        (1.31)        (1.08)        (0.70)            (0.30)
  Distributions from net realized
    gains...............................           --            --         (0.07)               --
                                             --------      --------      --------          --------
    Total distributions.................        (1.31)        (1.08)        (0.77)            (0.30)
                                             --------      --------      --------          --------
Net asset value, end of period..........     $   6.36      $   7.87      $   9.18          $   9.95
                                             ========      ========      ========          ========
Total return+...........................      (3.01)%       (2.28)%       (0.13)%             2.71%#
                                             ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 65,832      $      1      $      1          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.26%         1.14%         1.11%             1.08%**
  After expense reimbursement and
    earnings credits....................        0.95%         0.97%++       0.95%             0.95%**
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................       10.71%         9.65%         9.06%             8.29%**
  After expense reimbursement and
    earnings credits....................       11.02%         9.82%         9.22%             8.42%**
Portfolio turnover rate.................         120%           87%           73%               77%

(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 0.95%.

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UBS High Yield Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $   7.02
                                                          --------
Income (loss) from investment operations:
  Net investment income...........................            0.45**
  Net realized and unrealized loss................           (0.61)
                                                          --------
    Total loss from investment operations.........           (0.16)
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.51)
                                                          --------
Net asset value, end of period....................        $   6.35
                                                          ========
Total return......................................         (2.70)%@
                                                          ========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)...............        $ 15,692
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.05%***
  After expense reimbursement and earnings
    credits.......................................           1.70%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           9.88%***
  After expense reimbursement and earnings
    credits.......................................          10.23%***
Portfolio turnover rate...........................            120%

  * For the period November 7, 2001 (commencement of issuance) June 30, 2002. ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS High Yield Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $   7.02
                                                          --------
Income (loss) from investment operations:
  Net investment income...........................            0.46**
  Net realized and unrealized loss................           (0.61)
                                                          --------
    Total loss from investment operations.........           (0.15)
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.52)
                                                          --------
Net asset value, end of period....................        $   6.35
                                                          ========
Total return......................................         (2.54)%@
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $ 17,947
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           1.79%***
  After expense reimbursement and earnings
    credits.......................................           1.45%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................          10.15%***
  After expense reimbursement and earnings
    credits.......................................          10.49%***
Portfolio turnover rate...........................            120%

  *  For the period November 7, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS High Yield Fund -- Financial Highlights

                                                                  CLASS Y (FORMERLY CLASS I)
                                             ---------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                      YEAR ENDED JUNE 30,                ENDED         YEAR ENDED
                                             -------------------------------------      JUNE 30,      DECEMBER 31,
                                               2002          2001          2000         1999(A)         1998(B)
                                             ---------     ---------     ---------     ----------     ------------
Net asset value, beginning of period....     $   7.90      $   9.19      $   9.96       $   9.98        $  10.05
                                             --------      --------      --------       --------        --------
Income (loss) from investment
  operations:
  Net investment income.................         0.81*         0.88*         0.91*          0.44*           7.30
  Net realized and unrealized gain
    (loss)..............................        (1.01)        (1.08)        (0.90)         (0.15)           0.02
                                             --------      --------      --------       --------        --------
    Total income (loss) from investment
      operations........................        (0.20)        (0.20)         0.01           0.29            7.32
                                             --------      --------      --------       --------        --------
Less distributions:
  Distributions from net investment
    income..............................        (1.32)        (1.09)        (0.71)         (0.31)          (7.33)
  Distributions from net realized
    gains...............................           --            --         (0.07)            --           (0.06)
                                             --------      --------      --------       --------        --------
    Total distributions.................        (1.32)        (1.09)        (0.78)         (0.31)          (7.39)
                                             --------      --------      --------       --------        --------
Net asset value, end of period..........     $   6.38      $   7.90      $   9.19       $   9.96        $   9.98
                                             ========      ========      ========       ========        ========
Total return+...........................      (2.98)%       (1.83)%         0.02%          2.91%#          7.75%
                                             ========      ========      ========       ========        ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 40,120      $ 54,560      $ 50,845       $ 60,044        $ 34,900
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.02%         0.89%         0.86%          0.83%***        1.59%
  After expense reimbursement and
    earnings credits....................        0.70%         0.72%++       0.70%          0.70%***        0.89%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................       10.77%         9.90%         9.31%          8.54%***        7.38%
  After expense reimbursement and
    earnings credits....................       11.09%        10.07%         9.47%          8.67%***        8.08%
Portfolio turnover rate.................         120%           87%           73%            77%             N/A

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  #  The total return is non-annualized.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.70%.
(a)  Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)  Reflects 10 for 1 share split effective December 9, 1998.
N/A  = Information is not available for periods prior to reorganization.

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UBS U.S. Balanced Fund -- Financial Highlights

                                                        CLASS A (FORMERLY CLASS N)
                                                           YEAR ENDED JUNE 30,
                                          ------------------------------------------------------
                                           2002        2001        2000        1999       1998
                                          -------     -------     -------     ------     -------
Net asset value, beginning of period....  $  9.38     $  8.57     $  9.38     $12.27     $ 12.53
                                          -------     -------     -------     ------     -------
Income (loss) from investment
  operations:
  Net investment income.................     0.20*       0.28        0.23*      0.29*       0.47*
  Net realized and unrealized gain
    (loss)..............................    (0.25)       0.89       (0.74)      0.18        0.94
                                          -------     -------     -------     ------     -------
    Total income (loss) from investment
      operations........................    (0.05)       1.17       (0.51)      0.47        1.41
                                          -------     -------     -------     ------     -------
Less distributions:
  Distributions from net investment
    income..............................    (0.29)      (0.36)      (0.24)     (0.71)      (0.73)
  Distributions from net realized
    gains...............................       --          --       (0.06)     (2.65)      (0.94)
                                          -------     -------     -------     ------     -------
    Total distributions.................    (0.29)      (0.36)      (0.30)     (3.36)      (1.67)
                                          -------     -------     -------     ------     -------
Net asset value, end of period..........  $  9.04     $  9.38     $  8.57     $ 9.38     $ 12.27
                                          =======     =======     =======     ======     =======
Total return+...........................  (0.60)%      13.89%     (5.39)%      4.17%      12.15%
                                          =======     =======     =======     ======     =======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....  $ 2,583     $     1     $     1     $    1     $     1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................    1.57%       1.39%       1.26%      1.21%       1.06%
  After expense reimbursement and
    earnings credits....................    1.05%       1.05%       1.06%++    1.05%       1.05%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................    1.63%       2.81%       2.55%      2.75%       3.63%
  After expense reimbursement and
    earnings credits....................    2.15%       3.15%       2.75%      2.91%       3.64%
Portfolio turnover rate.................     147%        159%         96%       113%        194%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.05%.

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UBS U.S. Balanced Fund -- Financial Highlights

                                                 CLASS B
                                             ---------------
                                                 FOR THE
                                              PERIOD ENDED
                                             JUNE 30, 2002*
                                             ---------------
Net asset value, beginning of period....        $   9.39
                                                --------
Income (loss) from investment
  operations:
  Net investment income.................            0.08**
                                                --------
  Net realized and unrealized loss......           (0.19)
                                                --------
    Total loss from investment
     operations.........................           (0.11)
                                                --------
Less distributions:
  Distributions from net investment
    income..............................           (0.28)
                                                --------
  Net asset value, end of period........        $   9.00
                                                ========
Total return............................         (1.18)%@
                                                ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $    913
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.41%***
  After expense reimbursement and
    earnings credits....................           1.80%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           0.69%***
  After expense reimbursement and
    earnings credits....................           1.30%***
Portfolio turnover rate.................            147%

  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS U.S. Balanced Fund -- Financial Highlights

                                               CLASS C
                                          -----------------
                                               FOR THE
                                            PERIOD ENDED
                                           JUNE 30, 2002*
                                          -----------------
Net asset value, beginning of period....       $  9.36
                                               -------
Income (loss) from investment
  operations:
  Net investment income.................          0.08**
                                               -------
  Net realized and unrealized loss......         (0.15)
                                               -------
    Total loss from investment
     operations.........................         (0.07)
                                               -------
Less distributions:
  Distributions from net investment
    income..............................         (0.28)
                                               -------
  Net asset value, end of period........       $  9.01
                                               =======
Total return............................       (0.76)%@
                                               =======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....       $   402
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................         2.37%***
  After expense reimbursement and
    earnings credits....................         1.80%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................         0.75%***
  After expense reimbursement and
    earnings credits....................         1.32%***
Portfolio turnover rate.................          147%

  * For the period November 6, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS U.S. Balanced Fund -- Financial Highlights

                                                        CLASS Y (FORMERLY CLASS I)
                                                            YEAR ENDED JUNE 30,
                                          -------------------------------------------------------
                                           2002        2001        2000        1999        1998
                                          -------     -------     -------     -------     -------
Net asset value, beginning of period....  $  9.41     $  8.59     $  9.38     $ 12.24     $ 12.53
                                          -------     -------     -------     -------     -------
Income (loss) from investment
  operations:
  Net investment income.................     0.24*       0.31        0.26*       0.34*       0.49*
  Net realized and unrealized gain
    (loss)..............................    (0.27)       0.89       (0.74)       0.18        0.93
                                          -------     -------     -------     -------     -------
    Total income (loss) from investment
      operations........................    (0.03)       1.20       (0.48)       0.52        1.42
                                          -------     -------     -------     -------     -------
Less distributions:
  Distributions from net investment
    income..............................    (0.29)      (0.38)      (0.25)      (0.73)      (0.77)
  Distributions from net realized
    gains...............................       --          --       (0.06)      (2.65)      (0.94)
                                          -------     -------     -------     -------     -------
    Total distributions.................    (0.29)      (0.38)      (0.31)      (3.38)      (1.71)
                                          -------     -------     -------     -------     -------
Net asset value, end of period..........  $  9.09     $  9.41     $  8.59     $  9.38     $ 12.24
                                          =======     =======     =======     =======     =======
Total return+...........................  (0.36)%      14.18%     (5.07)%       4.74%      12.19%
                                          =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....  $21,771     $25,719     $11,136     $37,603     $80,556
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................    1.24%       1.14%       1.01%       0.96%       0.81%
  After expense reimbursement and
    earnings credits....................    0.80%       0.80%       0.81%++     0.80%       0.80%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................    2.17%       3.06%       2.80%       3.00%       3.88%
  After expense reimbursement and
    earnings credits....................    2.61%       3.40%       3.00%       3.16%       3.89%
Portfolio turnover rate.................     147%        159%         96%        113%        194%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.80%.

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UBS U.S. Equity Fund -- Financial Highlights

                                           CLASS A (FORMERLY CLASS N)
                                               YEAR ENDED JUNE 30,
                              -----------------------------------------------------
                               2002        2001        2000        1999       1998
                              -------     ------     --------     ------     ------
Net asset value,
  beginning of period....     $ 15.97     $15.97     $  21.39     $19.88     $17.64
                              -------     ------     --------     ------     ------
Income (loss) from
  investment operations:
  Net investment
    income...............        0.08*      0.08*        0.13*      0.08*      0.15
  Net realized and
    unrealized gain
    (loss)...............       (1.38)      1.56        (3.75)      2.67       3.37
                              -------     ------     --------     ------     ------
    Total income (loss)
      from investment
      operations.........       (1.30)      1.64        (3.62)      2.75       3.52
                              -------     ------     --------     ------     ------
Less distributions:
  Distributions from net
    investment income....       (0.04)     (0.29)       (0.03)     (0.12)     (0.15)
  Distributions from net
    realized gains.......       (0.69)     (1.35)       (1.77)     (1.12)     (1.13)
                              -------     ------     --------     ------     ------
    Total
      distributions......       (0.73)     (1.64)       (1.80)     (1.24)     (1.28)
                              -------     ------     --------     ------     ------
Net asset value, end of
  period.................     $ 13.94     $15.97     $  15.97     $21.39     $19.88
                              =======     ======     ========     ======     ======
Total return+............     (8.41)%     10.63%     (17.24)%     14.75%     21.10%
                              =======     ======     ========     ======     ======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $13,698     $7,067     $  7,191     $7,563     $  268
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       1.19%      1.17%        1.09%      1.05%      1.05%
  After expense
    reimbursement and
    earnings credits.....       1.05%      1.05%        1.05%      1.05%      1.05%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       0.40%      0.37%        0.64%      0.57%      0.87%
  After expense
    reimbursement and
    earnings credits.....       0.54%      0.49%        0.68%      0.57%      0.87%
Portfolio turnover
  rate...................         60%        54%          55%        48%        42%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.

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UBS U.S. Equity Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  14.76
                                                          --------
Income (loss) from investment operations:
  Net investment income...........................            0.06**
  Net realized and unrealized loss................           (0.22)
                                                          --------
    Total loss from investment operations.........           (0.16)
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.04)
  Distributions from net realized gains...........           (0.69)
                                                          --------
    Total distributions...........................           (0.73)
                                                          --------
Net asset value, end of period....................        $  13.87
                                                          ========
Total return......................................         (1.39)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    223
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           1.99%***
  After expense reimbursement and earnings
    credits.......................................           1.80%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           0.46%***
  After expense reimbursement and earnings
    credits.......................................           0.65%***
Portfolio turnover rate...........................             60%

  *  For the period November 5, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS U.S. Equity Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............          $ 15.20
                                                            -------
Income (loss) from investment operations:
  Net investment income...........................             0.07**
  Net realized and unrealized loss................            (0.66)
                                                            -------
    Total loss from investment operations.........            (0.59)
                                                            -------
Less distributions:
  Distributions from net investment income........            (0.04)
  Distributions from net realized gains...........            (0.69)
                                                            -------
    Total distributions...........................            (0.73)
                                                            -------
Net asset value, end of period....................          $ 13.88
                                                            =======
Total return......................................          (4.18)%++
                                                            =======
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............          $    70
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................            1.97%***
  After expense reimbursement and earnings
    credits.......................................            1.80%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................            0.56%***
  After expense reimbursement and earnings
    credits.......................................            0.73%***
Portfolio turnover rate...........................              60%

  *  For the period November 13, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS U.S. Equity Fund -- Financial Highlights

                                                 CLASS Y (FORMERLY CLASS I)
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2002          2001          2000          1999          1998
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $  16.07      $  16.07      $  21.48      $  19.91      $  17.64
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.12*         0.12*         0.16*         0.17*         0.19
  Net realized and
    unrealized gain
    (loss)...............        (1.39)         1.57         (3.75)         2.67          3.39
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (1.27)         1.69         (3.59)         2.84          3.58
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income....        (0.04)        (0.34)        (0.05)        (0.15)        (0.18)
  Distributions from net
    realized gains.......        (0.69)        (1.35)        (1.77)        (1.12)        (1.13)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (0.73)        (1.69)        (1.82)        (1.27)        (1.31)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $  14.07      $  16.07      $  16.07      $  21.48      $  19.91
                              ========      ========      ========      ========      ========
Total return+............      (8.17)%        10.88%      (17.00)%        15.22%        21.48%
                              ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $ 87,710      $125,997      $167,870      $713,321      $605,768
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        0.93%         0.92%         0.84%         0.80%         0.80%
  After expense
    reimbursement and
    earnings credits.....        0.80%         0.80%         0.80%         0.80%         0.80%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        0.66%         0.62%         0.89%         0.82%         1.12%
  After expense
    reimbursement and
    earnings credits.....        0.79%         0.74%         0.93%         0.82%         1.12%
Portfolio turnover
  rate...................          60%           54%           55%           48%           42%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.

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UBS U.S. Value Equity Fund -- Financial Highlights

                                                       CLASS A
                                                    --------------
                                                       FOR THE
                                                     PERIOD ENDED
                                                    JUNE 30, 2002*
                                                    --------------
Net asset value, beginning of period..............   $      9.96
                                                     -----------
Income (loss) from investment operations:
  Net investment income...........................          0.05**
  Net realized and unrealized loss................         (0.64)
                                                     -----------
    Total loss from investment operations.........         (0.59)
                                                     -----------
Net asset value, end of period....................   $      9.37
                                                     ===========
Total return......................................       (5.92)%++
                                                     ===========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............   $       751
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................         3.82%***
  After expense reimbursement and earnings
    credits.......................................         1.10%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................       (1.85)%***
  After expense reimbursement and earnings
    credits.......................................         0.87%***
Portfolio turnover rate...........................           39%

  * For the period December 9, 2001 (commencement of issuance and investment operations) for Class A through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The returns do not include sales charges and are non-annualized.

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UBS U.S. Value Equity Fund -- Financial Highlights

                                                       CLASS B
                                                    --------------
                                                       FOR THE
                                                     PERIOD ENDED
                                                    JUNE 30, 2002*
                                                    --------------
Net asset value, beginning of period..............   $      9.62
                                                     -----------
Income (loss) from investment operations:
  Net investment income...........................          0.01**
  Net realized and unrealized loss................         (0.31)
                                                     -----------
    Total loss from investment operations.........         (0.30)
                                                     -----------
Net asset value, end of period....................   $      9.32
                                                     ===========
Total return......................................       (3.12)%++
                                                     ===========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............   $       301
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................         4.66%***
  After expense reimbursement and earnings
    credits.......................................         1.85%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................       (2.72)%***
  After expense reimbursement and earnings
    credits.......................................         0.09%***
Portfolio turnover rate...........................           39%

  * For the period November 8, 2001 (commencement of issuance and investment operations) for Class B through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The returns do not include sales charges and are non-annualized.

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UBS U.S. Value Equity Fund -- Financial Highlights

                                                       CLASS C
                                                    --------------
                                                       FOR THE
                                                     PERIOD ENDED
                                                    JUNE 30, 2002*
                                                    --------------
Net asset value, beginning of period..............   $      9.73
                                                     -----------
Income (loss) from investment operations:
  Net investment income...........................            --**
  Net realized and unrealized loss................         (0.40)
                                                     -----------
    Total loss from investment operations.........         (0.40)
                                                     -----------
Net asset value, end of period....................   $      9.33
                                                     ===========
Total return......................................       (4.11)%++
                                                     ===========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............   $       234
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................         4.58%***
  After expense reimbursement and earnings
    credits.......................................         1.85%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................       (2.68)%***
  After expense reimbursement and earnings
    credits.......................................         0.05%***
Portfolio turnover rate...........................           39%

  * For the period December 12, 2001 (commencement of issuance and investment operations) for Class C through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS U.S. Value Equity Fund -- Financial Highlights (continued)

                                                         CLASS Y
                                                    -----------------
                                                         FOR THE
                                                      PERIOD ENDED
                                                     JUNE 30, 2002*
                                                    -----------------
Net asset value, beginning of period..............    $      10.00
                                                      ------------
Income (loss) from investment operations:
  Net investment income...........................            0.11**
  Net realized and unrealized loss................           (0.73)
                                                      ------------
    Total loss from investment operations.........           (0.62)
                                                      ------------
Net asset value, end of period....................    $       9.38
                                                      ============
Total return+.....................................         (6.20)%
                                                      ============
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............    $      2,819
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           3.15%***
  After expense reimbursement and earnings
    credits.......................................           0.85%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................         (1.17)%***
  After expense reimbursement and earnings
    credits.......................................           1.13%***
Portfolio turnover rate...........................             39%

  * For the period June 29, 2001 (commencement of issuance and investment operations) for Class Y through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  +  Class Y does not have sales charges.

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UBS U.S. Large Cap Growth Fund -- Financial Highlights

                                                             CLASS A (FORMERLY CLASS N)
                                             -----------------------------------------------------------
                                                      YEAR ENDED JUNE 30,                   FOR THE
                                             -------------------------------------       PERIOD ENDED
                                               2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $   8.90      $  15.20      $  13.88          $  11.84
                                             --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.02)*       (0.07)        (0.02)*           (0.01)
  Net realized and unrealized gain
    (loss)..............................        (2.45)        (4.32)         2.29              2.05
                                             --------      --------      --------          --------
    Total income (loss) from investment
      operations........................        (2.47)        (4.39)         2.27              2.04
                                             --------      --------      --------          --------
Less distributions:
  Distributions from net realized
    gains...............................        (0.05)        (1.91)        (0.95)               --
                                             --------      --------      --------          --------
Net asset value, end of period..........     $   6.38      $   8.90      $  15.20          $  13.88
                                             ========      ========      ========          ========
Total return+...........................     (27.89)%      (31.59)%        17.18%            17.23%#
                                             ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  1,155      $      1      $      1          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        2.51%         1.59%         2.11%             2.63%**
  After expense reimbursement and
    earnings credits....................        1.05%         1.05%         1.05%             1.05%**
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (1.71)%       (0.91)%       (1.22)%             (1.51)%**
  After expense reimbursement and
    earnings credits....................      (0.25)%       (0.37)%       (0.16)%             0.07%**
Portfolio turnover rate.................          93%           56%           86%               51%

(a) For the period December 31, 1998 (commencement of operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

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UBS U.S. Large Cap Growth Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $   7.86
                                                          --------
Income (loss) from investment operations:
  Net investment loss.............................           (0.05)**
  Net realized and unrealized loss................           (1.40)
                                                          --------
    Total loss from investment operations.........           (1.45)
                                                          --------
Less distributions:
  Distributions from net realized gains...........           (0.05)
                                                          --------
Net asset value, end of period....................        $   6.36
                                                          ========
Total return......................................        (18.61)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    115
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           3.06%***
  After expense reimbursement and earnings
    credits.......................................           1.80%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................           (2.28)%***
  After expense reimbursement and earnings
    credits.......................................           (1.02)%***
Portfolio turnover rate...........................             93%

  *  For the period November 7, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS. U.S. Large Cap Growth Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $   8.18
                                                          --------
Income (loss) from investment operations:
  Net investment loss.............................           (0.05)**
  Net realized and unrealized loss................           (1.73)
                                                          --------
    Total loss from investment operations.........           (1.78)
                                                          --------
Less distributions:
  Distributions from net realized gains...........           (0.05)
                                                          --------
Net asset value, end of period....................        $   6.35
                                                          ========
Total return......................................        (21.91)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    572
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           3.22%***
  After expense reimbursement and earnings
    credits.......................................           1.80%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................           (2.44)%***
  After expense reimbursement and earnings
    credits.......................................           (1.02)%***
Portfolio turnover rate...........................             93%

  *  For the period November 19, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS U.S. Large Cap Growth Fund -- Financial Highlights

                                                    CLASS Y (FORMERLY CLASS I)
                              -----------------------------------------------------------------------
                                                                        SIX MONTHS
                                       YEAR ENDED JUNE 30,                ENDED          YEAR ENDED
                              -------------------------------------      JUNE 30,       DECEMBER 31,
                                2002          2001          2000         1999(A)           1998(B)
                              ---------     ---------     ---------     ----------      -------------
Net asset value,
  beginning of period....     $   8.99      $  15.28      $  13.91       $  11.84         $   9.92
                              --------      --------      --------       --------         --------
Income (loss) from
  investment operations:
  Net investment income
    (loss)...............           --*        (0.01)         0.03*          0.02             0.06
  Net realized and
    unrealized gain
    (loss)...............        (2.47)        (4.37)         2.29           2.05             2.38
                              --------      --------      --------       --------         --------
    Total income (loss)
      from investment
      operations.........        (2.47)        (4.38)         2.32           2.07             2.44
                              ========      ========      ========       ========         ========
Less distributions:
  Distributions from net
    investment income....        (0.05)           --            --             --            (0.06)
  Distributions from net
    realized gains.......           --         (1.91)        (0.95)            --            (0.46)
                              --------      --------      --------       --------         --------
    Total
      distributions......        (0.05)        (1.91)        (0.95)            --            (0.52)
                              --------      --------      --------       --------         --------
Net asset value, end of
  period.................     $   6.47      $   8.99      $  15.28       $  13.91         $  11.84
                              ========      ========      ========       ========         ========
Total return+............     (27.61)%      (31.33)%        17.52%         17.48%#          24.90%
                              ========      ========      ========       ========         ========
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $  2,291      $  3,299      $  5,885       $  2,947         $  4,147
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        2.14%         1.34%         1.86%          2.38%**          2.76%
  After expense
    reimbursement and
    earnings credits.....        0.80%         0.80%         0.80%          0.80%**          0.99%
Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....      (1.39)%       (0.66)%       (0.97)%          (1.26)%**        (1.40)%
  After expense
    reimbursement and
    earnings credits.....      (0.05)%       (0.12)%         0.09%          0.32%**          0.37%
Portfolio turnover
  rate...................          93%           56%           86%            51%              N/A

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.
(a)  Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)  Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization.

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UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                             CLASS A (FORMERLY CLASS N)
                                             -----------------------------------------------------------
                                                      YEAR ENDED JUNE 30,                   FOR THE
                                             -------------------------------------       PERIOD ENDED
                                               2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $  11.76      $  16.20      $   9.16          $   8.80
                                             --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.11)*       (0.09)        (0.08)*           (0.04)
  Net realized and unrealized gain
    (loss)..............................        (1.42)        (1.52)         7.12              0.40
                                             --------      --------      --------          --------
    Total income (loss) from investment
      operations........................        (1.53)        (1.61)         7.04              0.36
                                             --------      --------      --------          --------
Less distributions:
  Distributions from net realized
    gains...............................        (0.44)        (2.83)           --                --
                                             --------      --------      --------          --------
Net asset value, end of period..........     $   9.79      $  11.76      $  16.20          $   9.16
                                             ========      ========      ========          ========
Total return+...........................     (13.18)%      (11.00)%        76.86%             4.09%#
                                             ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  1,789      $      2      $      2          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.69%         1.48%         1.56%             1.57%**
  After expense reimbursement and
    earnings credits....................        1.40%         1.40%         1.40%             1.40%**
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (1.35)%       (0.87)%       (1.01)%             (0.87)%**
  After expense reimbursement and
    earnings credits....................      (1.06)%       (0.79)%       (0.85)%             (0.70)%**
Portfolio turnover rate.................          71%           93%          104%               71%

(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

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UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  10.18
                                                          --------
Income (loss) from investment operations:
  Net investment loss.............................           (0.11)**
  Net realized and unrealized gain................            0.12
                                                          --------
    Total income from investment operations.......            0.01
                                                          --------
Less distributions:
  Distributions from net realized gains...........           (0.44)
                                                          --------
Net asset value, end of period....................        $   9.75
                                                          ========
Total return......................................         (0.11)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    656
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.46%***
  After expense reimbursement and earnings
    credits.......................................           2.15%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................           (1.93)%***
  After expense reimbursement and earnings
    credits.......................................           (1.62)%***
Portfolio turnover rate...........................             71%

  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  10.37
                                                          --------
Income (loss) from investment operations:
  Net investment loss.............................           (0.10)**
  Net realized and unrealized loss................           (0.09)
                                                          --------
    Total loss from investment operations.........           (0.19)
                                                          --------
Less distributions:
  Distributions from net realized gains...........           (0.44)
                                                          --------
Net asset value, end of period....................        $   9.74
                                                          ========
Total return......................................         (2.04)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    410
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.46%***
  After expense reimbursement and earnings
    credits.......................................           2.15%***
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement and earnings
    credits.......................................           (1.90)%***
  After expense reimbursement and earnings
    credits.......................................           (1.59)%***
Portfolio turnover rate...........................             71%

  * For the period November 19, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS U.S. Small Cap Growth Fund -- Financial Highlights

                                                                  CLASS Y (FORMERLY CLASS I)
                                             ---------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                      YEAR ENDED JUNE 30,                ENDED         YEAR ENDED
                                             -------------------------------------      JUNE 30,      DECEMBER 31,
                                               2002          2001          2000         1999(A)         1998(B)
                                             ---------     ---------     ---------     ----------     ------------
Net asset value, beginning of period....     $  11.86      $  16.27      $   9.18       $   8.80        $   9.44
                                             --------      --------      --------       --------        --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.09)*       (0.07)        (0.03)*        (0.02)          (0.02)
  Net realized and unrealized gain
    (loss)..............................        (1.41)        (1.51)         7.12           0.40           (0.57)
                                             --------      --------      --------       --------        --------
    Total income (loss) from investment
      operations........................        (1.50)        (1.58)         7.09           0.38           (0.59)
                                             --------      --------      --------       --------        --------
Less distributions:
  Distributions from net realized
    gains...............................        (0.44)        (2.83)           --             --           (0.05)
                                             --------      --------      --------       --------        --------
Net asset value, end of period..........     $   9.92      $  11.86      $  16.27       $   9.18        $   8.80
                                             ========      ========      ========       ========        ========
Total return+...........................     (12.90)%      (10.74)%        77.23%          4.32%#        (6.70)%
                                             ========      ========      ========       ========        ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 36,318      $ 44,057      $ 50,975       $ 35,211        $ 22,607
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.41%         1.23%         1.31%          1.32%**         1.69%
  After expense reimbursement and
    earnings credits....................        1.15%         1.15%         1.15%          1.15%**         1.20%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (1.07)%       (0.62)%       (0.76)%          (0.62)%**     (0.76)%
  After expense reimbursement and
    earnings credits....................      (0.81)%       (0.54)%       (0.60)%          (0.45)%**     (0.27)%
Portfolio turnover rate.................          71%           93%          104%            71%             N/A

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.
(a)  Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)  Reflects 10 for 1 share split effective December 9, 1998.
N/A  = Information is not available for periods prior to reorganization.

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UBS Global Allocation Fund -- Financial Highlights

                                                                CLASS A (FORMERLY CLASS N)
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2002          2001          2000          1999          1998
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $  11.10      $  11.20      $  11.99      $  12.75      $  13.13
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.10*         0.22          0.19*         0.27          0.63
  Net realized and unrealized gain
    (loss)..............................         0.40          0.31         (0.30)         0.25          0.32
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         0.50          0.53         (0.11)         0.52          0.95
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income..............................        (0.19)           --         (0.16)        (0.44)        (0.63)
  Distributions from net realized
    gains...............................        (0.81)        (0.63)        (0.52)        (0.84)        (0.70)
                                             --------      --------      --------      --------      --------
    Total distributions.................        (1.00)        (0.63)        (0.68)        (1.28)        (1.33)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $  10.60      $  11.10      $  11.20      $  11.99      $  12.75
                                             ========      ========      ========      ========      ========
Total return+...........................        4.84%         4.95%       (0.80)%         4.47%         7.90%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  6,914      $    237      $    202      $  1,576      $  1,163
Ratio of expenses to average net
  assets................................        1.35%         1.30%         1.24%         1.21%         1.19%
Ratio of net investment income to
  average net assets....................        0.98%         1.52%         1.74%         1.98%         2.45%
Portfolio turnover rate.................         116%          115%           98%          105%           88%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.

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UBS Global Allocation Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  11.21
                                                          --------
Income from investment operations:
  Net investment income...........................            0.12**
  Net realized and unrealized gain................            0.19
                                                          --------
    Total income from investment operations.......            0.31
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.19)
  Distributions from net realized gains...........           (0.81)
                                                          --------
    Total distributions...........................           (1.00)
                                                          --------
Net asset value, end of period....................        $  10.52
                                                          ========
Total return......................................           3.00%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $  1,570
Ratio of gross expenses to average net assets.....           2.10%***
Ratio of net investment income to average net
  assets..........................................           2.17%***
Portfolio turnover rate...........................            116%

  * For the period December 13, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS Global Allocation Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  11.10
                                                          --------
Income from investment operations:
  Net investment income...........................            0.11**
  Net realized and unrealized gain................            0.33
                                                          --------
    Total income from investment operations.......            0.44
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.19)
  Distributions from net realized gains...........           (0.81)
                                                          --------
    Total distributions...........................           (1.00)
                                                          --------
Net asset value, end of period....................        $  10.54
                                                          ========
Total return......................................           4.23%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $  1,525
Ratio of gross expenses to average net assets.....           2.10%***
Ratio of net investment income to average net
  assets..........................................           1.77%***
Portfolio turnover rate...........................            116%

  * For the period November 22, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS Global Allocation Fund -- Financial Highlights

                                                                CLASS Y (FORMERLY CLASS I)
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2002          2001          2000          1999          1998
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $  11.18      $  11.25      $  12.02      $  12.77      $  13.13
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.13*         0.25          0.23*         0.30          0.37
  Net realized and unrealized gain
    (loss)..............................         0.38          0.31         (0.30)         0.25          0.62
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         0.51          0.56         (0.07)         0.55          0.99
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income..............................        (0.19)           --         (0.18)        (0.46)        (0.65)
  Distributions from net realized
    gains...............................        (0.81)        (0.63)        (0.52)        (0.84)        (0.70)
                                             --------      --------      --------      --------      --------
    Total distributions.................        (1.00)        (0.63)        (0.70)        (1.30)        (1.35)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $  10.69      $  11.18      $  11.25      $  12.02      $  12.77
                                             ========      ========      ========      ========      ========
Total return+...........................        4.91%         5.20%       (0.48)%         4.76%         8.28%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $165,630      $156,130      $284,229      $469,080      $667,745
Ratio of gross expenses to average net
  assets................................        1.10%         1.05%         0.99%         0.96%         0.94%
Ratio of net investment income to
  average net assets....................        1.24%         1.77%         1.99%         2.23%         2.70%
Portfolio turnover rate.................         116%          115%           98%          105%           88%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.

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UBS Global Equity Fund -- Financial Highlights

                                           CLASS A (FORMERLY CLASS N)
                                              YEAR ENDED JUNE 30,
                              ----------------------------------------------------
                               2002        2001        2000       1999       1998
                              -------     -------     ------     ------     ------
Net asset value,
  beginning of period....     $ 10.61     $ 12.44     $13.40     $12.53     $12.76
                              -------     -------     ------     ------     ------
Income (loss) from
  investment operations:
  Net investment
    income...............        0.04*       0.07       0.04*      0.10*      0.13
  Net realized and
    unrealized gain
    (loss)...............       (0.88)      (0.56)      0.27       1.09       0.82
                              -------     -------     ------     ------     ------
    Total income (loss)
      from investment
      operations.........       (0.84)      (0.49)      0.31       1.19       0.95
                              -------     -------     ------     ------     ------
Less distributions:
  Distributions from net
    investment income....       (0.06)      (0.02)     (0.06)     (0.14)     (0.13)
  Distributions from net
    realized gains.......       (0.34)      (1.32)     (1.21)     (0.18)     (1.05)
                              -------     -------     ------     ------     ------
    Total
      distributions......       (0.40)      (1.34)     (1.27)     (0.32)     (1.18)
                              -------     -------     ------     ------     ------
Net asset value, end of
  period.................     $  9.37     $ 10.61     $12.44     $13.40     $12.53
                              =======     =======     ======     ======     ======
Total return+............     (8.05)%     (4.45)%      2.49%      9.80%      8.60%
                              =======     =======     ======     ======     ======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $15,173     $   302     $  224     $  220     $    1
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       1.47%       1.37%      1.33%      1.30%      1.27%
  After expense
    reimbursement and
    earnings credits.....       1.25%       1.25%      1.25%      1.25%      1.25%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       0.17%       0.65%      0.23%      0.80%      1.04%
  After expense
    reimbursement and
    earnings credits.....       0.39%       0.77%      0.31%      0.85%      1.06%
Portfolio turnover
  rate...................        117%         81%       111%        86%        46%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.

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UBS Global Equity Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  10.17
                                                          --------
Income (loss) from investment operations:
  Net investment income...........................            0.05**
  Net realized and unrealized loss................           (0.48)
                                                          --------
    Total loss from investment operations.........           (0.43)
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.06)
  Distributions from net realized gains...........           (0.34)
                                                          --------
    Total distributions...........................           (0.40)
                                                          --------
Net asset value, end of period....................        $   9.34
                                                          ========
Total return......................................         (4.38)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    418
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.25%***
  After expense reimbursement and earnings
    credits.......................................           2.00%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           0.72%***
  After expense reimbursement and earnings
    credits.......................................           0.97%***
Portfolio turnover rate...........................            117%

  * For the period December 11, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS Global Equity Fund -- Financial Highlights

                                                           CLASS C
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $  10.18
                                                          --------
Income (loss) from investment operations:
  Net investment income...........................            0.04**
  Net realized and unrealized loss................           (0.49)
                                                          --------
    Total loss from investment operations.........           (0.45)
                                                          --------
Less distributions:
  Distributions from net investment income........           (0.06)
  Distributions from net realized gains...........           (0.34)
                                                          --------
    Total distributions...........................           (0.40)
                                                          --------
Net asset value, end of period....................        $   9.33
                                                          ========
Total return......................................         (4.57)%++
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    351
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.23%***
  After expense reimbursement and earnings
    credits.......................................           2.00%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           0.55%***
  After expense reimbursement and earnings
    credits.......................................           0.78%***
Portfolio turnover rate...........................            117%

  * For the period November 27, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.

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UBS Global Equity Fund -- Financial Highlights

                                                 CLASS Y (FORMERLY CLASS I)
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2002          2001          2000          1999          1998
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $  10.68      $  12.47      $  13.42      $  12.54      $  12.76
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.06*         0.09          0.07*         0.14*         0.22
  Net realized and
    unrealized gain
    (loss)...............        (0.87)        (0.54)         0.27          1.09          0.78
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (0.81)        (0.45)         0.34          1.23          1.00
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income....        (0.06)        (0.02)        (0.08)        (0.17)        (0.17)
  Distributions from net
    realized gains.......        (0.34)        (1.32)        (1.21)        (0.18)        (1.05)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (0.40)        (1.34)        (1.29)        (0.35)        (1.22)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $   9.47      $  10.68      $  12.47      $  13.42      $  12.54
                              ========      ========      ========      ========      ========
Total return+............      (7.71)%       (4.07)%         2.69%        10.14%         8.99%
                              ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $ 40,714      $ 49,306      $ 40,538      $ 42,106      $ 22,724
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.19%         1.12%         1.08%         1.05%         1.02%
  After expense
    reimbursement and
    earnings credits.....        1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        0.45%         0.90%         0.48%         1.05%         1.29%
  After expense
    reimbursement and
    earnings credits.....        0.64%         1.02%         0.56%         1.10%         1.31%
Portfolio turnover
  rate...................         117%           81%          111%           86%           46%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.

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UBS Global Bond Fund -- Financial Highlights

                                                                CLASS A (FORMERLY CLASS N)
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2002*         2001          2000          1999          1998
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $   8.58      $   9.09      $   9.16      $   9.40      $   9.64
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.17**        0.33**        0.37**        0.37**        0.42**
  Net realized and unrealized gain
    (loss)..............................         0.43         (0.72)        (0.43)        (0.07)        (0.20)
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         0.60         (0.39)        (0.06)         0.30          0.22
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income..............................           --         (0.06)           --         (0.46)        (0.29)
  Distributions from net realized
    gains...............................           --            --         (0.01)        (0.08)        (0.17)
  Distributions from return of
    capital.............................        (0.17)           --            --            --            --
                                             --------      --------      --------      --------      --------
    Total distributions.................        (0.17)        (0.06)        (0.01)        (0.54)        (0.46)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $   9.01      $   8.64      $   9.09      $   9.16      $   9.40
                                             ========      ========      ========      ========      ========
Total return+...........................        7.18%#      (4.27)%       (0.66)%         2.89%         2.37%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  1,925      $      3      $      1      $  1,085      $      9
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.49%***      1.37%         1.30%         1.15%         1.21%
  After expense reimbursement and
    earnings credits....................        1.15%***      1.15%         1.19%++       1.15%         1.15%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        2.72%***      3.60%         4.09%         3.80%         4.22%
  After expense reimbursement and
    earnings credits....................        3.06%***      3.82%         4.20%         3.80%         4.28%
Portfolio turnover rate.................         157%          165%           87%          138%          151%

  * On July 2, 2001 Class A (formerly Class N) was fully liquidated. Information shown is for the period November 5, 2001 (commencement of reissuance) for Class A through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.15%.
  #  The return is non-annualized.

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UBS Global Bond Fund -- Financial Highlights

                                                           CLASS B
                                                       ---------------
                                                           FOR THE
                                                        PERIOD ENDED
                                                       JUNE 30, 2002*
                                                       ---------------
Net asset value, beginning of period..............        $   8.35
                                                          --------
Income from investment operations:
  Net investment income...........................            0.11**
  Net realized and unrealized gain................            0.69
                                                          --------
    Total income from investment operations.......            0.80
                                                          --------
Less distributions:
  Distributions from return of capital............           (0.14)
                                                          --------
Net asset value, end of period....................        $   9.01
                                                          ========
Total return......................................           9.67%@
                                                          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s)...............        $    392
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.25%***
  After expense reimbursement and earnings
    credits.......................................           1.90%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           1.94%***
  After expense reimbursement and earnings
    credits.......................................           2.29%***
Portfolio turnover rate...........................            157%

  * Information shown is for the period November 26, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS Global Bond Fund -- Financial Highlights

                                                                CLASS Y (FORMERLY CLASS I)
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2002          2001          2000          1999          1998
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $   8.57      $   9.01      $   9.18      $   9.41      $   9.64
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.31*         0.36*         0.40*         0.39*         0.43*
  Net realized and unrealized gain
    (loss)..............................         1.09         (0.72)        (0.43)        (0.07)        (0.18)
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         1.40         (0.36)        (0.03)         0.32          0.25
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income..............................           --         (0.08)        (0.13)        (0.47)        (0.31)
  Distributions from net realized
    gains...............................           --            --         (0.01)        (0.08)        (0.17)
  Distributions from return of
    capital.............................        (0.18)           --            --            --            --
                                             --------      --------      --------      --------      --------
    Total distributions.................        (0.18)        (0.08)        (0.14)        (0.55)        (0.48)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $   9.79      $   8.57      $   9.01      $   9.18      $   9.41
                                             ========      ========      ========      ========      ========
Total return+...........................       16.57%       (4.02)%       (0.34)%         3.13%         2.69%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 34,421      $ 37,822      $ 43,467      $ 92,832      $ 91,274
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.17%         1.12%         1.05%         0.90%         0.96%
  After expense reimbursement and
    earnings credits....................        0.90%         0.90%         0.94%++       0.90%         0.90%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        3.14%         3.85%         4.34%         4.05%         4.47%
  After expense reimbursement and
    earnings credits....................        3.41%         4.07%         4.45%         4.05%         4.53%
Portfolio turnover rate.................         157%          165%           87%          138%          151%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.90%.

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--------------------------------------------------------------------------

UBS International Equity Fund -- Financial Highlights

                                                 CLASS A (FORMERLY CLASS N)
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2002          2001          2000          1999          1998
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $  10.61      $  13.57      $  12.30      $  12.14      $  12.59
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.13*           --*         0.08*         0.12          0.16
  Net realized and
    unrealized gain
    (loss)...............        (0.79)        (2.15)         1.33          0.27          0.29
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (0.66)        (2.15)         1.41          0.39          0.45
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income....        (0.27)        (0.04)           --         (0.11)        (0.16)
  Distributions from net
    realized gains.......        (1.60)        (0.77)        (0.14)        (0.12)        (0.74)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (1.87)        (0.81)        (0.14)        (0.23)        (0.90)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $   8.08      $  10.61      $  13.57      $  12.30      $  12.14
                              ========      ========      ========      ========      ========
Total return+............      (5.91)%      (16.37)%        11.51%         3.30%         4.51%
                              ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of period
  (in 000s)..............     $  2,599      $    301      $      1      $     15      $     11
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.41%         1.31%         1.25%         1.24%         1.25%
  After expense
    reimbursement and
    earnings credits.....        1.25%         1.28%++       1.25%+++      1.24%         1.25%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        1.38%         0.77%         0.64%         1.10%         1.27%
  After expense
    reimbursement and
    earnings credits.....        1.54%         0.80%         0.64%         1.10%         1.27%
Portfolio turnover
  rate...................          82%           62%           59%           74%           49%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.25%.
+++ The ratio of net operating expenses to average net assets for Class A was 1.24%.

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UBS International Equity Fund -- Financial Highlights

                                                         CLASS B
                                                    -----------------
                                                         FOR THE
                                                      PERIOD ENDED
                                                     JUNE 30, 2002*
                                                    -----------------
Net asset value, beginning of period..............     $      7.75
                                                       -----------
Income from investment operations:
  Net investment income...........................            0.05**
  Net realized and unrealized gain................            0.25
                                                       -----------
    Total income from investment operations.......            0.30
                                                       -----------
Net asset value, end of period....................     $      8.05
                                                       ===========
Total return......................................           3.87%@
                                                       ===========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)...............     $       120
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.05%***
  After expense reimbursement and earnings
    credits.......................................           2.00%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           1.45%***
  After expense reimbursement and earnings
    credits.......................................           1.50%***
Portfolio turnover rate...........................             82%

  * For the period February 12, 2002 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS International Equity Fund -- Financial Highlights

                                                         CLASS C
                                                    -----------------
                                                         FOR THE
                                                      PERIOD ENDED
                                                     JUNE 30, 2002*
                                                    -----------------
Net asset value, beginning of period..............     $      7.75
                                                       -----------
Income from investment operations:
  Net investment income...........................            0.04**
  Net realized and unrealized gain................            0.26
                                                       -----------
    Total income from investment operations.......            0.30
                                                       -----------
Net asset value, end of period....................     $      8.05
                                                       ===========
Total return......................................           3.87%@
                                                       ===========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)...............     $       183
Ratio of expenses to average net assets:
  Before expense reimbursement and earnings
    credits.......................................           2.19%***
  After expense reimbursement and earnings
    credits.......................................           2.00%***
Ratio of net investment income to average net
  assets:
  Before expense reimbursement and earnings
    credits.......................................           0.91%***
  After expense reimbursement and earnings
    credits.......................................           1.10%***
Portfolio turnover rate...........................             82%

  * For the period January 27, 2002 (commencement of issuance) through June 30, 2002. For the fiscal year ended, Class C dividend distributions were $0.27 and $1.60 per share from net investment income and net realized gains, respectively.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return does not include sales charges and is non-annualized.

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UBS International Equity Fund -- Financial Highlights

                                                 CLASS Y (FORMERLY CLASS I)
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2002          2001          2000          1999          1998
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $  10.64      $  13.57      $  12.34      $  12.15      $  12.59
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.09*         0.13*         0.11*         0.16          0.18
  Net realized and
    unrealized gain
    (loss)...............        (0.74)        (2.25)         1.33          0.27          0.30
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (0.65)        (2.12)         1.44          0.43          0.48
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income....        (0.27)        (0.04)        (0.07)        (0.12)        (0.18)
  Distributions from net
    realized gains.......        (1.60)        (0.77)        (0.14)        (0.12)        (0.74)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (1.87)        (0.81)        (0.21)        (0.24)        (0.92)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $   8.12      $  10.64      $  13.57      $  12.34      $  12.15
                              ========      ========      ========      ========      ========
Total return+............      (5.78)%      (16.15)%        11.76%         3.65%         4.78%
                              ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of period
  (in 000s)..............     $ 97,851      $192,408      $411,985      $490,322      $439,329
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.13%         1.06%         1.00%         0.99%         1.00%
  After expense
    reimbursement and
    earnings credits.....        1.00%         1.03%++       1.00%+++      0.99%         1.00%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        0.92%         1.02%         0.89%         1.35%         1.52%
  After expense
    reimbursement and
    earnings credits.....        1.05%         1.05%         0.89%         1.35%         1.52%
Portfolio turnover
  rate...................          82%           62%           59%           74%           49%

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 1.00%.
+++ The ratio of net operating expenses to average net assets for Class Y was 0.99%.

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If you want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semi-annual reports and the SAI by contacting the Funds directly at 1-800-647-1568.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the Funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  The UBS Funds

       UBS U.S. Bond Fund
       UBS High Yield Fund
       UBS U.S. Balanced Fund
       UBS U.S. Equity Fund
       UBS U.S. Value Equity Fund
       UBS U.S. Large Cap Growth Fund
       UBS U.S. Small Cap Equity Fund
       UBS U.S. Small Cap Growth Fund
       UBS U.S. Real Estate Equity Fund
       UBS Global Allocation Fund
       UBS Global Equity Fund
       UBS Global Bond Fund
       UBS International Equity Fund
   Prospectus

The UBS Funds
Investment Company Act File No. 811-6637

    September 30, 2002
    (as revised July 2, 2003)